UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.4%

BRAZIL - 7.1%
BB Seguridade Participacoes S.A.	18,600	$204
Kroton Educacional S.A.	62,800	240
Raia Drogasil S.A.	8,800	114
Smiles S.A.	9,700	164

		722

CHINA - 15.0%
Alibaba Group Holding Ltd. (DR) (1)	3,071	253
Baidu, Inc. (DR) (1)	1,274	254
China Life Insurance Co., Ltd., Class H	61,000	264
Hengan International Group Co., Ltd.	16,500	196
Kweichow Moutai Co., Ltd., Class A	2,571	107
Sinopharm Group Co., Ltd., Class H	35,200	156
Tencent Holdings Ltd.	14,600	291

		1,521

EGYPT - 0.8%
Commercial International Bank Egypt S.A.E. (2)	10,444	78

HONG KONG - 4.3%
AIA Group Ltd.	45,200	295
Sands China Ltd.	42,400	142

		437

INDIA - 9.7%
Asian Paints Ltd.	8,647	103
Bharti Infratel Ltd.	14,931	105
Dish TV India Ltd. (1)	62,792	105
Eicher Motors Ltd.	492	152
HDFC Bank Ltd. (DR)	5,127	310
Sun Pharmaceutical Industries Ltd.	14,961	206

		981

INDONESIA - 3.0%
Bank Mandiri Persero Tbk PT	268,400	202
Matahari Department Store Tbk PT	80,100	100

		302

KOREA - 3.5%
Kolao Holdings	2,473	49
SK Hynix, Inc.	7,956	302

		351

MALAYSIA - 0.5%
My EG Services Bhd	65,400	48

MEXICO - 3.5%
Alsea S.A.B. de C.V.	16,700	50
Grupo Lala S.A.B. de C.V.	48,100	101
Grupo Televisa S.A.B. (DR)	5,308	206

		357

NETHERLANDS - 2.9%
Unilever N.V. (DR)	7,186	$299

PERU - 1.5%
Credicorp Ltd.	1,110	154

PHILIPPINES - 1.5%
Universal Robina Corp.	34,910	150

RUSSIA - 4.0%
Magnit PJSC (DR)	4,642	258
QIWI plc (DR)	5,334	150

		408

SOUTH AFRICA - 2.1%
Clicks Group Ltd.	14,076	104
Mr Price Group Ltd.	5,116	106

		210

SWEDEN - 2.0%
Hexagon AB, Class B	5,577	202

TAIWAN - 3.5%
Eclat Textile Co., Ltd.	7,000	115
Hermes Microvision, Inc.	1,000	65
Largan Precision Co., Ltd.	1,000	114
Tung Thih Electronic Co., Ltd.	10,000	57

		351

THAILAND - 3.0%
Airports of Thailand PCL (2)	11,400	102
Siam Commercial Bank PCL (2)	43,800	202

		304

UNITED ARAB EMIRATES - 4.5%
Emaar Properties PJSC	116,247	250
First Gulf Bank PJSC	49,377	204

		454

UNITED KINGDOM - 2.5%
Diageo plc	8,780	254

UNITED STATES - 10.5%
Delphi Automotive plc	2,948	251
EPAM Systems, Inc. (1)	711	51
Facebook, Inc., Class A (1)	2,382	204
First Cash Financial Services, Inc. (1)	2,252	103
Kansas City Southern	2,274	207
Visa, Inc., Class A	3,814	256

		1,072

Total common stocks (Cost $8,609)		8,655

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 54.8%
Repurchase agreement with State Street Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $5,552 (Cost $5,552)(3)	$5,552	$5,552

Total investments - 140.2% (Cost $14,161)		14,207

Other assets less liabilities - (40.2)%		(4,071)

Total net assets - 100.0%(4)		$10,136

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $382, or 3.8% of total net assets.

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Notes	2.625%	11/15/2020	$5,667

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,585	11.2%
Consumer Staples	1,583	11.1
Financials	2,266	16.0
Health Care	362	2.6
Industrials	461	3.2
Information Technology	2,190	15.4
Materials	103	0.7
Telecommunication Services	105	0.7
Short-term investments	5,552	39.1

Total investments	$14,207	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$722	5.1%
British pound	254	1.8
Chinese Yuan renminbi	107	0.7
Egyptian pound	78	0.5
Euro	299	2.1
Hong Kong dollar	1,344	9.5
Indian rupee	671	4.7
Indonesian rupiah	302	2.1
Korean won	351	2.5
Malaysian ringgit	48	0.3
Mexican peso	151	1.1
Philippine peso	150	1.1
South African rand	210	1.5
Swedish krona	202	1.4
Taiwan dollar	351	2.5
Thai baht	304	2.1
U.S. dollar	8,209	57.8
UAE dirham	454	3.2

Total investments	$14,207	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 90.1%

ARGENTINA - 3.1%
Grupo Financiero Galicia S.A. (DR)	38,458	$723
Pampa Energia S.A. (DR) (1)	21,670	299
YPF S.A. (DR)	35,107	963

		1,985

BRAZIL - 5.6%
BR Properties S.A.	84,020	283
Cosan S.A. Industria e Comercio	28,700	232
GAEC Educacao S.A. (2)	68,700	480
Hypermarcas S.A. (1)	98,738	719
Linx S.A.	21,500	336
Petroleo Brasileiro S.A. (1)	217,789	983
Vale S.A.	96,013	565

		3,598

CHILE - 1.8%
Empresa Nacional de Telecomunicaciones S.A.	34,047	376
SACI Falabella	109,214	763

		1,139

CHINA - 18.9%
Ajisen China Holdings Ltd.	824,913	443
Alibaba Group Holding Ltd. (DR) (1)	9,923	816
Baidu, Inc. (DR) (1)	3,601	717
China High Precision Automation Group Ltd. (1)(3)(4)	9,066,000	72
China Huishan Dairy Holdings Co., Ltd.	1,430,000	325
China Life Insurance Co., Ltd., Class H	201,800	875
China Petroleum & Chemical Corp., Class H	1,191,453	1,027
China Unicom Hong Kong Ltd.	419,500	659
Digital China Holdings Ltd.	443,460	592
GOME Electrical Appliances Holding Ltd.	2,760,288	612
Huabao International Holdings Ltd.	1,279,322	769
Mindray Medical International Ltd. (DR)	9,856	281
Noah Holdings Ltd. (DR) (1)	30,271	915
PW Medtech Group Ltd. (1)	1,037,000	392
Sino Biopharmaceutical Ltd.	412,000	479
Sinopharm Group Co., Ltd., Class H	226,100	1,003
Zhuzhou CSR Times Electric Co., Ltd., Class H	292,515	2,204

		12,181

EGYPT - 0.8%
Integrated Diagnostics Holdings plc (1)	82,421	482

GREECE - 1.0%
Alpha Bank AE (1)(3)(4)	1,076,151	282
JUMBO S.A. (3)(4)	48,287	346

		628

HONG KONG - 1.5%
AIA Group Ltd.	147,865	964

INDIA - 8.7%
Aurobindo Pharma Ltd.	51,112	$1,170
Godrej Consumer Products Ltd.	24,130	466
Hindalco Industries Ltd.	232,056	408
ICICI Bank Ltd.	257,979	1,248
MakeMyTrip Ltd. (1)	6,431	126
Reliance Industries Ltd.	69,616	1,092
Tata Motors Ltd.	57,712	393
Tech Mahindra Ltd.	89,086	667

		5,570

INDONESIA - 2.9%
Astra International Tbk PT	1,107,570	588
Bank Negara Indonesia Persero Tbk PT	1,842,718	732
Indofood CBP Sukses Makmur Tbk PT	608,700	570

		1,890

KAZAKHSTAN - 0.5%
KCell JSC (DR)	38,342	333

KENYA - 0.6%
Safaricom Ltd.	2,370,400	394

KOREA - 7.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	21,311	254
E-Mart Co., Ltd.	3,129	648
KB Financial Group, Inc.	30,520	1,010
Kia Motors Corp.	23,414	951
LG Chem Ltd.	2,188	546
Samsung Heavy Industries Co., Ltd.	22,081	337
Shinhan Financial Group Co., Ltd.	32,150	1,198

		4,944

MALAYSIA - 0.5%
AirAsia BHD	838,500	342

MEXICO - 3.5%
Alsea S.A.B. de C.V.	190,952	576
Cemex S.A.B. de C.V., UNIT (1)	563,219	517
Grupo Televisa S.A.B., Series CPO	98,586	765
Infraestructura Energetica Nova S.A.B. de C.V.	76,471	378

		2,236

PAKISTAN - 0.7%
Habib Bank Ltd., Equity-Linked Security (1)(3)(5)(6)(7)	221,000	466

PANAMA - 0.8%
Copa Holdings S.A., Class A (7)	6,318	522

PERU - 1.3%
Credicorp Ltd.	4,297	597
Grana y Montero S.A. (DR)	34,540	242

		839

POLAND - 0.7%
Eurocash S.A.	46,490	462

RUSSIA - 5.0%
Alrosa AO (1)(3)	522,415	$596
DIXY Group OJSC (1)(3)	63,150	375
Lukoil OAO (DR)	18,961	834
MMC Norilsk Nickel PJSC (DR)	35,469	598
Sberbank of Russia (3)	384,006	504
Yandex N.V., Class A (1)	19,582	298

		3,205

SOUTH AFRICA - 5.3%
FirstRand Ltd.	137,202	601
Mota-Engil Africa N.V.	55,267	416
Naspers Ltd., Class N	10,757	1,676
Woolworths Holdings Ltd.	85,640	694

		3,387

SWITZERLAND - 1.0%
Dufry AG (1)	4,643	646

TAIWAN - 12.7%
CTBC Financial Holding Co., Ltd.	1,921,653	1,514
E Ink Holdings, Inc. (1)	510,000	234
Hon Hai Precision Industry Co., Ltd.	516,238	1,623
MediaTek, Inc.	82,794	1,132
Taiwan Fertilizer Co., Ltd.	264,000	436
Taiwan Semiconductor Manufacturing Co., Ltd.	713,647	3,250

		8,189

THAILAND - 1.0%
Bangkok Bank PCL (DR)	119,600	630

TURKEY - 1.8%
Ford Otomotiv Sanayi AS	39,305	526
Turkiye Sinai Kalkinma Bankasi AS	1,024,820	650

		1,176

UNITED ARAB EMIRATES - 0.8%
Emaar Malls Group PJSC (1)	585,948	533

UNITED KINGDOM - 1.9%
Al Noor Hospitals Group plc	40,575	603
Randgold Resources Ltd.	9,166	617

		1,220

Total common stocks and equity-linked securities (Cost $52,748)		57,961

PREFERRED STOCKS - 7.2%

BRAZIL - 1.3%
Itau Unibanco Holding S.A. (7)	72,314	796

KOREA - 5.9%
Samsung Electronics Co., Ltd. (7)	4,275	3,806

Total preferred stocks (Cost $4,798)		$4,602

	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(3)(4)	$372	$1

Total convertible debentures (Cost $127)		1

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $1,362 (Cost $1,362)(8)	1,362	1,362

Total investments - 99.4% (Cost $59,035)		63,926

Other assets less liabilities - 0.6%		381

Total net assets - 100.0%(9)		$64,307

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/2013-5/12/2015	$512	$480	0.8%

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,642, or 4.1% of total net assets.

(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $701, or 1.1% of total net assets.

(5)

Security is an equity-linked participation certificate issued by Deutsche Bank AG London. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Habib Bank Ltd.	4/13/2015	$369	$466	0.7%

(7)	Non-voting shares.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	2.250%	11/15/2024	$1,393

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$9,586	15.0%
Consumer Staples	3,565	5.6
Energy	5,131	8.0
Financials	14,521	22.7
Health Care	4,410	6.9
Industrials	4,317	6.7
Information Technology	13,543	21.2
Materials	5,052	7.9
Telecommunication Services	1,762	2.8
Utilities	677	1.1
Short-term investments	1,362	2.1

Total investments	$63,926	100.0%

CURRENCY EXPOSURE - June 30, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,395	6.9%
British pound	1,220	1.9
Chilean peso	1,139	1.8
Euro	1,044	1.6
Hong Kong dollar	10,416	16.3
Indian rupee	5,444	8.5
Indonesian rupiah	1,890	3.0
Kenyan shilling	394	0.6
Korean won	8,750	13.7

Malaysian ringgit	$342	0.5%
Mexican peso	2,236	3.5
Polish zloty	462	0.7
South African rand	2,971	4.7
Swiss franc	646	1.0
Taiwan dollar	8,189	12.8
Thai baht	630	1.0
Turkish lira	1,176	1.8
U.S. dollar	12,049	18.9
UAE dirham	533	0.8

Total investments	$63,926	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

CHINA - 8.6%
Baidu, Inc. (DR) (1)	43,540	$8,668
Beijing Enterprises Water Group Ltd. (1)	5,518,000	4,534
China Everbright International Ltd.	2,945,000	5,311
China Oil & Gas Group Ltd.	36,516,000	3,439
JD.com, Inc. (DR) (1)	8,326	284
Ping An Insurance Group Co. of China Ltd., Class H	246,629	3,322

		25,558

FINLAND - 2.7%
Huhtamaki Oyj	264,394	8,171

FRANCE - 1.6%
Elis S.A.	241,208	4,738

GERMANY - 4.4%
Bayer AG	5,514	772
CTS Eventim AG & Co. KGaA	136,948	4,993
Telefonica Deutschland Holding AG	699,162	4,030
Wirecard AG	89,021	3,409

		13,204

HONG KONG - 2.3%
AIA Group Ltd.	1,039,795	6,781

INDIA - 2.0%
Adani Ports & Special Economic Zone Ltd.	573,346	2,772
Housing Development Finance Corp. Ltd.	153,462	3,128

		5,900

ITALY - 0.5%
Mediaset S.p.A.	316,302	1,520

JAPAN - 0.5%
Sumitomo Mitsui Financial Group, Inc.	30,300	1,351

MEXICO - 2.2%
Grupo Televisa S.A.B. (DR)	168,338	6,535

NETHERLANDS - 2.1%
ASML Holding N.V.	59,098	6,108

SWITZERLAND - 3.6%
Adecco S.A. (1)	43,474	3,529
Nestle S.A.	28,359	2,047
Novartis AG	14,871	1,466
Zurich Insurance Group AG (1)	11,941	3,635

		10,677

TAIWAN - 3.1%
Ginko International Co., Ltd. (2)	725,000	9,129

UNITED KINGDOM - 3.4%
Carnival plc	34,253	$1,748
Johnson Matthey plc	55,069	2,629
Lloyds Banking Group plc	2,745,110	3,677
SABMiller plc	40,298	2,092

		10,146

UNITED STATES - 58.2%
Advance Auto Parts, Inc.	37,537	5,979
Alkermes plc (1)	105,745	6,804
American Express Co.	99,895	7,764
American International Group, Inc.	75,446	4,664
Biogen, Inc. (1)	9,305	3,759
Celgene Corp. (1)	46,853	5,423
Charter Communications, Inc., Class A (1)	14,964	2,563
Cigna Corp.	25,483	4,128
Citigroup, Inc.	53,617	2,962
Cognizant Technology Solutions Corp., Class A (1)	62,469	3,816
Comcast Corp., Class A	145,568	8,754
Community Health Systems, Inc. (1)	80,425	5,064
Cooper Cos., Inc.	15,785	2,809
CSX Corp.	111,526	3,641
Delphi Automotive plc	49,202	4,187
Edgewell Personal Care Co.	19,732	2,596
Envision Healthcare Holdings, Inc. (1)	90,826	3,586
Gilead Sciences, Inc.	97,797	11,450
Google, Inc. Class A (1)	5,354	2,891
Google, Inc. Class C (1)(3)	14,765	7,685
Incyte Corp. (1)	47,935	4,995
JPMorgan Chase & Co.	110,581	7,493
Liberty Global plc, Class A (1)	72,198	3,904
Liberty Global plc, Series C (1)(3)	88,660	4,489
MasterCard, Inc., Class A	90,971	8,504
Medivation, Inc. (1)	41,258	4,712
Medtronic plc	111,369	8,252
Nektar Therapeutics (1)	177,188	2,217
NewMarket Corp.	1,815	806
Portola Pharmaceuticals, Inc. (1)	53,489	2,436
Priceline Group, Inc. (1)	3,117	3,589
PTC Therapeutics, Inc. (1)	117,392	5,650
Royal Caribbean Cruises Ltd.	17,940	1,412
Seattle Genetics, Inc. (1)	87,789	4,249
Tempur Sealy International, Inc. (1)	66,062	4,353
Thermo Fisher Scientific, Inc.	20,281	2,632
Vertex Pharmaceuticals, Inc. (1)	22,403	2,766

		172,984

Total common stocks (Cost $249,291)		282,802

PREFERRED STOCKS - 1.8%

GERMANY - 1.8%
Porsche Automobil Holding SE (3)	64,628	5,445

Total preferred stocks (Cost $5,754)		$5,445

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $7,317 (Cost $7,317)(4)	$7,317	$7,317

Total investments - 99.5% (Cost $262,362)		295,564

Other assets less liabilities - 0.5%		1,408

Total net assets - 100.0%(5)		$296,972

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$7,464

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$59,755	20.2%
Consumer Staples	6,735	2.3
Financials	44,777	15.1
Health Care	92,299	31.2
Industrials	19,991	6.8
Information Technology	41,081	13.9
Materials	11,606	3.9
Telecommunication Services	4,030	1.4
Utilities	7,973	2.7

Short-term investments	$7,317	2.5%

Total investments	$295,564	100.0%

CURRENCY EXPOSURE - June 30, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$10,146	3.4%
Euro	39,186	13.3
Hong Kong dollar	23,387	7.9
Indian rupee	5,900	2.0
Japanese yen	1,351	0.5
Swiss franc	10,677	3.6
Taiwan dollar	9,129	3.1
U.S. dollar	195,788	66.2

Total investments	$295,564	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.4%

AUSTRALIA - 2.1%
James Hardie Industries plc (DR)	2,204,099	$29,454

BRAZIL - 1.7%
Raia Drogasil S.A.	1,900,000	24,493

CHINA - 6.0%
Alibaba Group Holding Ltd. (DR) (1)	382,365	31,457
China Mengniu Dairy Co., Ltd.	1,993,951	9,929
Tencent Holdings Ltd.	2,273,200	45,397

		86,783

DENMARK - 2.5%
Genmab AS (1)	418,625	36,408

FRANCE - 1.6%
Eurofins Scientific SE	77,828	23,696

GERMANY - 2.1%
Brenntag AG	193,570	11,099
Zalando SE (1)	550,566	18,386

		29,485

HONG KONG - 2.4%
Hong Kong Exchanges and Clearing Ltd.	968,377	34,180

ITALY - 1.1%
Moncler S.p.A.	836,108	15,492

JAPAN - 5.4%
FANUC Corp.	173,502	35,555
Harmonic Drive Systems, Inc.	443,182	8,698
Nintendo Co., Ltd.	123,042	20,580
Shiseido Co., Ltd.	539,822	12,254

		77,087

KOREA - 1.4%
Amorepacific Corp.	52,774	19,776

MEXICO - 1.5%
Infraestructura Energetica Nova S.A.B. de C.V.	4,477,589	22,107

SWEDEN - 3.7%
Electrolux AB, Class B	303,575	9,514
Hexagon AB, Class B	1,197,257	43,385

		52,899

TAIWAN - 2.0%
Hermes Microvision, Inc.	434,000	28,273

UNITED KINGDOM - 8.4%
ASOS plc (1)	465,674	28,382

Associated British Foods plc	257,453	$11,614
Direct Line Insurance Group plc	7,101,669	37,470
Markit Ltd. (1)	1,191,591	30,469
Weir Group plc	485,038	12,933

		120,868

UNITED STATES - 50.5%
Abbott Laboratories	897,777	44,063
Adobe Systems, Inc. (1)	226,543	18,352
Anadarko Petroleum Corp.	126,850	9,902
Apple, Inc.	347,514	43,587
Applied Materials, Inc.	1,264,273	24,299
Biogen, Inc. (1)	83,070	33,555
Chipotle Mexican Grill, Inc. (1)	29,710	17,974
Electronic Arts, Inc. (1)	548,976	36,507
EQT Corp.	169,509	13,788
Facebook, Inc., Class A (1)	580,570	49,792
Google, Inc. Class A (1)	74,842	40,418
Google, Inc. Class C (1)(2)	47,995	24,982
IHS, Inc., Class A (1)(3)	558,881	71,889
Illumina, Inc. (1)	200,267	43,730
Keurig Green Mountain, Inc.	81,257	6,227
McGraw Hill Financial, Inc.	281,045	28,231
Regeneron Pharmaceuticals, Inc. (1)	121,254	61,855
Starbucks Corp.	729,156	39,094
Visa, Inc., Class A	782,903	52,572
Walt Disney Co.	331,940	37,888
Workday, Inc., Class A (1)	330,525	25,249

		723,954

Total common stocks (Cost $1,040,298)		1,324,955

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $87,967 (Cost $87,967)(4)	$87,967	$87,967

Total investments - 98.5% (Cost $1,128,265)		1,412,922

Other assets less liabilities - 1.5%		21,516

Total net assets - 100.0%(5)		$1,434,438

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Notes	2.125%	8/15/2021	$89,729

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$197,199	13.9%
Consumer Staples	84,293	6.0
Energy	23,690	1.7
Financials	99,881	7.1
Health Care	243,307	17.2
Industrials	140,174	9.9
Information Technology	484,850	34.3
Materials	29,454	2.1
Utilities	22,107	1.6
Short-term investments	87,967	6.2

Total investments	$1,412,922	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$29,454	2.1%
Brazilian real	24,493	1.7
British pound	90,399	6.4
Danish krone	36,408	2.6
Euro	68,673	4.9
Hong Kong dollar	89,506	6.3
Japanese yen*	77,087	5.5
Korean won	19,776	1.4
Mexican peso	22,107	1.6
Swedish krona	52,899	3.7
Taiwan dollar	28,273	2.0
U.S. dollar	873,847	61.8

Total investments	$1,412,922	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/13/2015	JPY	2,132,687	USD	17,768	$334
State Street Bank and Trust Company	8/13/2015	JPY	1,575,503	USD	13,144	264
State Street Bank and Trust Company	8/13/2015	JPY	696,182	USD	5,653	(39)

						$559

JPY - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

CANADA - 2.6%
Cogeco Cable, Inc.	64,471	$3,729

CHINA - 15.9%
21Vianet Group, Inc. (DR) (1)	306,429	6,288
Beijing Enterprises Water Group Ltd. (1)	2,636,000	2,166
China Aircraft Leasing Group Holdings Ltd.	1,698,000	2,239
China Everbright Water Ltd. (1)	2,163,600	1,582
China Oil & Gas Group Ltd.	26,080,000	2,456
CT Environmental Group Ltd.	2,542,630	3,378
iKang Healthcare Group, Inc. (DR) (1)	74,800	1,447
Kangda International Environmental Co., Ltd. (1)	2,824,207	1,290
Wasion Group Holdings Ltd.	1,220,000	1,876

		22,722

FINLAND - 3.8%
Huhtamaki Oyj	175,080	5,411

FRANCE - 5.8%
Elis S.A.	250,793	4,927
Innate Pharma S.A. (1)	231,088	3,385

		8,312

GERMANY - 3.3%
Bertrandt AG	11,117	1,459
Tele Columbus AG (1)	229,381	3,224

		4,683

GREECE - 0.8%
JUMBO S.A. (2)(3)	169,364	1,214

HONG KONG - 1.1%
CITIC Telecom International Holdings Ltd.	3,524,811	1,628

INDIA - 3.8%
Cera Sanitaryware Ltd.	89,848	2,751
Credit Analysis & Research Ltd.	51,272	1,136
Vinati Organics Ltd.	132,874	1,122
Voltas Ltd.	98,182	486

		5,495

ITALY - 9.3%
Banca Sistema S.p.A. (1)	473,500	1,979
Ei Towers S.p.A.	44,104	2,658
FinecoBank Banca Fineco S.p.A.	227,066	1,682
Infrastrutture Wireless Italiane S.p.A. (1)	569,888	2,573
RAI Way S.p.A.	763,403	3,660
RCS MediaGroup S.p.A. (1)	541,391	684

		13,236

SINGAPORE - 5.7%
Overseas Education Ltd.	1,470,500	928

SIIC Environment Holdings Ltd. (1)	49,703,800	$7,196

		8,124

SPAIN - 6.3%
Cellnex Telecom SAU (1)	158,369	2,679
Ebro Foods S.A.	104,301	2,019
Inmobiliaria Colonial S.A. (1)	5,038,378	3,544
Melia Hotels International S.A.	55,030	727

		8,969

SWEDEN - 3.2%
Cloetta AB, Class B (1)	953,132	2,886
Meda AB, Class A	118,473	1,649

		4,535

SWITZERLAND - 2.4%
ams AG	78,975	3,455

TAIWAN - 3.9%
Ginko International Co., Ltd. (4)	444,000	5,590

THAILAND - 0.1%
Big C Supercenter PCL (DR)	22,500	128

UNITED KINGDOM - 17.1%
Cambian Group plc	1,124,204	5,295
Essentra plc	166,037	2,591
GW Pharmaceuticals plc (DR) (1)	12,729	1,564
Rathbone Brothers plc	77,880	2,627
Shawbrook Group plc (1)	303,437	1,744
Synergy Health plc	135,906	3,671
Victrex plc	146,694	4,448
Virgin Money Holdings UK plc (1)	368,502	2,550

		24,490

UNITED STATES - 11.5%
Interpublic Group of Cos., Inc.	115,215	2,220
La Quinta Holdings, Inc. (1)	122,019	2,788
Nektar Therapeutics (1)	145,924	1,825
Otonomy, Inc. (1)	55,879	1,285
Portola Pharmaceuticals, Inc. (1)	43,291	1,972
PTC Therapeutics, Inc. (1)	42,214	2,032
SLM Corp. (1)	222,380	2,195
Tempur Sealy International, Inc. (1)	32,151	2,119

		16,436

Total common stocks (Cost $130,949)		138,157

PREFERRED STOCKS - 1.0%

GERMANY - 1.0%
Sartorius AG (5)	7,835	1,456

Total preferred stocks (Cost $991)		$1,456

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $5,353 (Cost $5,353)(6)	$5,353	$5,353

Total investments - 101.3% (Cost $137,293)		144,966

Other assets less liabilities - (1.3)%		(1,899)

Total net assets - 100.0%(7)		$143,067

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,214, or 0.8% of total net assets.

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $1,214, or 0.8% of total net assets.

(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.750%	11/15/2043	$5,463

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$26,588	18.3%
Consumer Staples	5,033	3.5
Financials	17,457	12.0
Health Care	25,876	17.9
Industrials	11,862	8.2

Information Technology	$14,277	9.8%
Materials	13,572	9.4
Telecommunication Services	6,880	4.7
Utilities	18,068	12.5
Short-term investments	5,353	3.7

Total investments	$144,966	100.0%

CURRENCY EXPOSURE - June 30, 2015 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$22,926	15.8%
Canadian dollar	3,729	2.6
Euro	43,281	29.8
Hong Kong dollar	15,033	10.4
Indian rupee	5,495	3.8
Singapore dollar	9,706	6.7
Swedish krona	4,535	3.1
Swiss franc	3,455	2.4
Taiwan dollar	5,590	3.9
Thai baht	128	0.1
U.S. dollar	31,088	21.4

Total investments	$144,966	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.3%

BELGIUM - 1.5%
Groupe Bruxelles Lambert S.A.	334,352	$26,913

CANADA - 2.0%
Imperial Oil Ltd.	907,350	35,052

CHINA - 0.4%
New Oriental Education & Technology Group, Inc. (DR) (1)	280,388	6,875

DENMARK - 4.1%
Carlsberg AS, Class B	363,458	32,995
ISS AS (2)	1,183,582	39,053

		72,048

FRANCE - 1.0%
Vivendi S.A.	673,362	16,984

JAPAN - 0.1%
Tokyo Electron Ltd.	30,800	1,950

KOREA - 4.4%
Kia Motors Corp.	556,975	22,620
Samsung Electronics Co., Ltd.	48,080	54,655

		77,275

NETHERLANDS - 2.2%
ING Groep N.V. (DR)	2,365,051	39,049

NORWAY - 1.1%
Orkla ASA	2,554,261	20,100

SWITZERLAND - 7.7%
ABB Ltd. (1)	1,847,622	38,693
Adecco S.A. (1)	316,226	25,672
Novartis AG	265,125	26,131
Pargesa Holding S.A.	7,583	510
UBS Group AG (1)	2,122,644	45,021

		136,027

UNITED KINGDOM - 13.0%
Amec Foster Wheeler plc	1,497,479	19,235
Compass Group plc	1,369,572	22,660
Diageo plc	703,563	20,352
Lloyds Banking Group plc	26,009,756	34,836
Royal Bank of Scotland Group plc (1)	12,905,567	71,276
Serco Group plc	3,758,284	6,968
TESCO plc	15,963,504	53,313

		228,640

UNITED STATES - 51.8%
Accenture plc, Class A	135,208	13,085
American Express Co.	458,260	35,616

Aon plc	241,877	$24,110
Applied Materials, Inc.	1,720,655	33,071
Arch Capital Group Ltd. (1)(2)	865,452	57,951
Bank of New York Mellon Corp.	1,710,311	71,782
Chubb Corp.	401,228	38,173
Cisco Systems, Inc.	1,889,501	51,886
Citigroup, Inc.	1,139,945	62,971
Citizens Financial Group, Inc.	1,187,853	32,440
Flextronics International Ltd. (1)	1,266,166	14,320
Google, Inc. Class A (1)	27,252	14,717
Google, Inc. Class C (1)(3)	19,560	10,181
Johnson & Johnson	460,077	44,839
Joy Global, Inc. (2)	493,186	17,853
Marsh & McLennan Cos., Inc.	865,375	49,067
MasterCard, Inc., Class A	390,632	36,516
Medtronic plc	761,937	56,460
Microsoft Corp.	1,249,534	55,167
Oracle Corp.	2,094,558	84,411
Progressive Corp.	1,030,748	28,686
QUALCOMM, Inc.	859,478	53,829
TE Connectivity Ltd.	387,559	24,920

		912,051

Total common stocks (Cost $1,364,919)		1,572,964

PREFERRED STOCKS - 0.1%

BRAZIL - 0.1%
Telefonica Brasil S.A. (3)	144,979	2,031

Total preferred stocks (Cost $1,979)		2,031

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $182,568 (Cost $182,568)(4)	$182,568	$182,568

Total investments - 99.8% (Cost $1,549,466)		1,757,563

Other assets less liabilities - 0.2%		2,697

Total net assets - 100.0%(5)		$1,760,260

(1)	Non-income producing security.

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Notes	2.625%	11/15/2020	$186,225

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$69,139	3.9%
Consumer Staples	126,760	7.2
Energy	54,287	3.1
Financials	618,401	35.2
Health Care	127,430	7.3
Industrials	128,239	7.3
Information Technology	448,708	25.5
Telecommunication Services	2,031	0.1
Short-term investments	182,568	10.4

Total investments	$1,757,563	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$2,031	0.1%
British pound	228,640	13.0
Canadian dollar	35,052	2.0
Danish krone	72,048	4.1
Euro	82,946	4.7
Japanese yen*	1,950	0.1
Korean won	77,275	4.4
Norwegian krone	20,100	1.2
Swiss franc	136,027	7.7
U.S. dollar	1,101,494	62.7

Total investments	$1,757,563	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/13/2015	JPY	229,185	USD	1,910	$36
State Street Bank and Trust Company	8/13/2015	JPY	24,576	USD	202	1
State Street Bank and Trust Company	8/13/2015	USD	260	JPY	30,951	(7)
State Street Bank and Trust Company	8/13/2015	USD	221	JPY	26,239	(6)

						$24

JPY - Japanese yen

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Principal Amount (000s)	Value
CORPORATE BONDS - 66.6%

AEROSPACE/DEFENSE - 0.5%
DAE Aviation Holdings, 10.00%, 7/15/2023 (1)(2)	$4,000	$3,946

AGRICULTURE - 2.4%
Pinnacle Operating Corp., 9.00%, 11/15/2020 (2)	17,859	17,725

AUTO PARTS & EQUIPMENT - 2.1%
Schaeffler Finance BV, 4.75%, 5/15/2023 (2)(3)	2,000	1,950
Schaeffler Holding Finance BV, PIK
6.25%, 11/15/2019 (2)(3)	5,000	5,269
6.75%, 11/15/2022 (2)(3)	7,500	8,090

		15,309

BEVERAGES - 0.5%
Constellation Brands, Inc., 6.00%, 5/1/2022	3,000	3,271

BUILDING MATERIALS - 2.8%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	4,000	3,870
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/1/2020 (2)	16,345	16,713

		20,583

CHEMICALS - 1.4%
A Schulman, Inc., 6.88%, 6/1/2023 (2)	6,000	6,120
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (1)(4)(5)	2,000	—
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.50%, 4/15/2021 (2)	4,184	4,184

		10,304

COMMERCIAL SERVICES - 4.3%
Alliance Data Systems Corp.,
5.38%, 8/1/2022 (2)	7,000	6,895
6.38%, 4/1/2020 (2)	9,000	9,292
Cimpress N.V., 7.00%, 4/1/2022 (2)	4,000	4,110
Hertz Corp., 6.25%, 10/15/2022	7,000	7,105
Truven Health Analytics, Inc., 10.63%, 6/1/2020	4,000	4,190

		31,592

COMPUTERS - 1.3%
IHS, Inc., 5.00%, 11/1/2022 (2)	9,217	9,159

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (2)	23,030	21,648
National Financial Partners Corp., 9.00%, 7/15/2021 (2)	14,515	14,334
Quicken Loans, Inc., 5.75%, 5/1/2025 (2)	4,000	3,830

		39,812

ELECTRONICS - 0.4%
Zebra Technologies Corp., 7.25%, 10/15/2022 (2)	2,750	2,977

HEALTHCARE-SERVICES - 1.4%
HCA, Inc., 5.38%, 2/1/2025	$6,000	$6,060
Tenet Healthcare Corp., 6.75%, 6/15/2023 (2)	4,000	4,083

		10,143

HOLDING COMPANIES-DIVERSIFIED - 5.5%
Opal Acquisition, Inc., 8.88%, 12/15/2021 (2)	40,815	39,795

INSURANCE - 8.7%
HUB International Ltd., 7.88%, 10/1/2021 (2)	2,363	2,410
USI, Inc., 7.75%, 1/15/2021 (2)	36,605	37,154
York Risk Services Holding Corp., 8.50%, 10/1/2022 (2)	27,000	23,794

		63,358

MEDIA - 6.4%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.13%, 5/1/2023 (2)	2,000	1,947
5.25%, 3/15/2021	8,500	8,479
5.38%, 5/1/2025 (2)	2,000	1,947
5.75%, 9/1/2023	3,020	3,026
6.50%, 4/30/2021	2,000	2,094
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020	2,000	2,085
DISH DBS Corp.,
5.00%, 3/15/2023	2,000	1,855
5.88%, 7/15/2022	7,000	6,860
5.88%, 11/15/2024	4,000	3,842
6.75%, 6/1/2021	1,000	1,043
7.88%, 9/1/2019	1,000	1,110
Time Warner Cable, Inc., 4.50%, 9/15/2042	8,000	6,555
Unitymedia GmbH, 6.13%, 1/15/2025 (2)(3)	2,000	2,090
Univision Communications, Inc.,
5.13%, 5/15/2023 (2)	2,000	1,940
5.13%, 2/15/2025 (2)	2,000	1,925

		46,798

OIL & GAS - 8.4%
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	8,150	7,742
Halcon Resources Corp., 8.63%, 2/1/2020 (2)	1,000	988
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.00%, 6/1/2020 (2)	16,500	15,799
Paramount Resources Ltd., 6.88%, 6/30/2023 (2)(3)	11,000	11,027
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/2022 (2)	11,000	11,162
Range Resources Corp., 4.88%, 5/15/2025 (2)	5,000	4,857
Warren Resources, Inc., 9.00%, 8/1/2022 (2)	4,000	1,900
Whiting Petroleum Corp.,
6.25%, 4/1/2023 (5)(6)	2,000	1,985
6.25%, 4/1/2023 (2)	6,000	5,955

		61,415

PHARMACEUTICALS - 2.6%
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 7/15/2023 (2)(6)	3,500	3,583
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/2023 (2)	2,000	2,047

6.13%, 4/15/2025 (2)	$4,000	$4,120
6.38%, 10/15/2020 (2)	8,500	8,952

		18,702

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
ARC Properties Operating Partnership L.P., 4.60%, 2/6/2024	15,100	14,707

RETAIL - 1.9%
Family Tree Escrow LLC, 5.75%, 3/1/2023 (2)	13,000	13,585

SOFTWARE - 3.9%
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021 (2)	12,500	12,547
Infor US, Inc., 6.50%, 5/15/2022 (2)	5,000	5,100
Italics Merger Sub, Inc., 7.13%, 7/15/2023 (2)	11,000	10,862

		28,509

TELECOMMUNICATIONS - 4.6%
Altice Financing S.A., 6.63%, 2/15/2023 (2)(3)	1,000	993
Altice Finco S.A., 7.63%, 2/15/2025 (2)(3)	4,040	3,878
Altice S.A.,
7.63%, 2/15/2025 (2)(3)	2,000	1,880
7.75%, 5/15/2022 (2)(3)	6,500	6,289
Altice US Finance I Corp., 5.38%, 7/15/2023 (2)	3,000	2,917
Altice US Finance S.A., 7.75%, 7/15/2025 (2)(3)	2,000	1,920
Numericable-SFR SAS, 4.88%, 5/15/2019 (2)(3)	2,000	1,980
T-Mobile USA, Inc.,
6.00%, 3/1/2023	2,000	2,048
6.38%, 3/1/2025	4,500	4,618
Virgin Media Secured Finance plc, 5.25%, 1/15/2026 (2)(3)	7,000	6,764

		33,287

Total Corporate Bonds (Cost $495,036)		484,977

BANK LOANS - 26.7%(7)

AEROSPACE/DEFENSE - 0.9%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022	7,000	6,755

AUTO PARTS & EQUIPMENT - 0.9%
BBB Industries US Holdings, Inc. Second Lien Term Loan, 9.75%, 11/3/2022 (5)	6,500	6,370

CHEMICALS - 0.5%
Emerald Performance Materials, LLC Second Lien Term Loan, 7.75%, 8/1/2022	2,000	1,984
Royal Holdings, Inc. Second Lien Term Loan, 8.50%, 6/1/2023	1,500	1,496

		3,480

COMMERCIAL SERVICES - 0.7%
Laureate Education, Inc., 5.00%, 6/16/2016 (5)	5,292	4,918

DIVERSIFIED FINANCIAL SERVICES - 4.7%
TransFirst Holdings, Inc. Second Lien Term Loan, 9.00%, 11/12/2022	$12,000	$12,018
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022	22,645	22,249

		34,267

ENGINEERING & CONSTRUCTION - 1.4%
Pike Corp. Second Lien Term Loan, 9.50%, 6/22/2022	10,000	9,867

HEALTHCARE-PRODUCTS - 0.3%
Phillips-Medisize Corp. Second Lien Term Loan, 8.25%, 6/16/2022	2,000	1,993

HEALTHCARE-SERVICES - 1.1%
Heartland Dental, LLC Second Lien Term Loan, 9.75%, 6/21/2019	7,755	7,813

INTERNET - 1.6%
iParadigms Holdings, LLC Second Lien Term Loan, 8.25%, 7/29/2022 (5)	8,972	8,882
The Active Network, Inc. Second Lien Term Loan, 9.50%, 11/15/2021	3,250	3,087

		11,969

INVESTMENT COMPANIES - 1.8%
AssuredPartners Capital, Inc. Second Lien Term Loan, 7.75%, 4/2/2022 (5)	6,075	5,976
MJ Acquisition Corp. Second Lien Term Loan, 9.00%, 4/22/2023 (5)	7,000	7,035

		13,011

OIL & GAS - 3.8%
Callon Petroleum Co. Second Lien Term Loan, 8.50%, 10/8/2021	22,500	22,289
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021 (3)	8,933	5,549

		27,838

OIL & GAS SERVICES - 0.9%
Cactus Wellhead, LLC Term Loan, 7.00%, 7/31/2020 (5)	7,940	6,670

PACKAGING & CONTAINERS - 0.4%
CD&R Millennium Holdco 6 S.a.r.l. Second Lien Term Loan, 8.75%, 7/31/2022 (3)	3,000	2,974

PHARMACEUTICALS - 0.8%
PharMedium Healthcare Corp. Second Lien Term Loan, 7.75%, 1/28/2022	6,180	6,180

SOFTWARE - 6.9%
Ascend Learning, LLC Second Lien Term Loan, 9.50%, 11/30/2020	13,642	13,522

Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	$38,055	$37,135

		50,657

Total Bank Loans (Cost $198,782)		194,762

CONVERTIBLE DEBENTURES - 1.7%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
American Realty Capital Properties, Inc.,
3.00%, 8/1/2018	2,000	1,869
3.75%, 12/15/2020	11,000	10,326

Total Convertible Debentures (Cost $12,406)		12,195

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $44,618 (Cost $44,618)(8)	44,618	44,618

Total investments - 101.1% (Cost $750,842)		736,552

Other assets less liabilities - (1.1)%		(8,063)

Total net assets - 100.0%(9)		$728,489

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,946, or 0.5% of total net assets.

(2)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
A Schulman, Inc. 6.88% 6/1/2023	5/7/15-6/11/15	$6,061	$6,120	0.8%
Alliance Data Systems Corp.
5.38% 8/1/2022	7/24/14-1/28/15	6,900	6,895	0.9
6.38% 4/1/2020	8/14/14-3/24/15	9,367	9,292	1.3
Altice Financing S.A. 6.63% 2/15/2023	1/30/15	1,000	993	0.1
Altice Finco S.A. 7.63% 2/15/2025	1/30/15-4/1/15	4,139	3,878	0.5
Altice S.A.
7.63% 2/15/2025	1/30/15	2,000	1,880	0.3
7.75% 5/15/2022	4/23/14-12/17/14	6,446	6,289	0.9
Altice US Finance I Corp. 5.38% 7/15/2023	5/29/15	3,000	2,917	0.4

Altice US Finance S.A. 7.75% 7/15/2025	5/29/15	$1,966	$1,920	0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% 5/1/2023	4/13/15	2,000	1,947	0.3
5.38% 5/1/2025	4/13/15	2,000	1,947	0.3
Cimpress N.V. 7.00% 4/1/2022	3/13/15	4,000	4,110	0.5
DAE Aviation Holdings 10.00% 7/15/2023	6/30/15	3,946	3,946	0.5
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. 6.00% 7/15/2023	6/24/15	3,500	3,583	0.5
Family Tree Escrow LLC 5.75% 3/1/2023	2/6/15	13,000	13,585	1.9
Halcon Resources Corp. 8.63% 2/1/2020	4/21/15	1,000	988	0.1
HUB International Ltd. 7.88% 10/1/2021	12/3/14	2,398	2,410	0.3
IHS, Inc. 5.00% 11/1/2022	10/21/14-6/11/15	9,265	9,159	1.3
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/1/2022	7/15/14-6/16/15	21,835	21,648	3.0
Infor Software Parent LLC / Infor Software Parent, Inc. 7.13% 5/1/2021	4/3/14-3/5/15	12,464	12,547	1.7
Infor US, Inc. 6.50% 5/15/2022	3/18/15-4/9/15	5,000	5,100	0.7
Italics Merger Sub, Inc. 7.13% 7/15/2023	6/2/15-6/18/15	10,986	10,862	1.5
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC 10.00% 6/1/2020	5/22/15-6/30/15	16,746	15,799	2.2
National Financial Partners Corp. 9.00% 7/15/2021	5/12/15-5/27/15	14,621	14,334	2.0
Numericable-SFR SAS 4.88% 5/15/2019	4/23/14	2,000	1,980	0.3
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14-6/19/15	42,169	39,795	5.5
Paramount Resources Ltd. 6.88% 6/30/2023	5/21/15-6/3/15	11,047	11,027	1.5
Parsley Energy LLC / Parsley Finance Corp. 7.50% 2/15/2022	1/15/15-6/29/15	11,378	11,162	1.5
Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14-6/22/15	18,389	17,725	2.4
Quicken Loans, Inc. 5.75% 5/1/2025	5/1/15	4,030	3,830	0.5
Range Resources Corp. 4.88% 5/15/2025	5/7/15	5,000	4,857	0.7

Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp. 6.50% 4/15/2021	2/5/15-3/12/15	$3,791	$4,184	0.6%
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.00% 6/1/2020	6/10/14-5/26/15	17,062	16,713	2.3
Schaeffler Finance BV 4.75% 5/15/2023	3/27/15	2,000	1,950	0.3
Schaeffler Holding Finance BV
6.25% 11/15/2019	10/21/14-4/1/15	5,124	5,269	0.7
6.75% 11/15/2022	10/21/14-12/19/14	7,711	8,090	1.1
Tenet Healthcare Corp. 6.75% 6/15/2023	6/2/15	3,980	4,083	0.6
Unitymedia KabelBW GmbH 6.13% 1/15/2025	10/7/14	2,000	2,090	0.3
Univision Communications, Inc.
5.13% 5/15/2023	2/10/15	2,059	1,940	0.3
5.13% 2/15/2025	2/10/15	2,000	1,925	0.3
USI, Inc. 7.75% 1/15/2021	3/20/14-6/10/15	36,756	37,154	5.1
Valeant Pharmaceuticals International, Inc.
5.88% 5/15/2023	3/13/15	2,000	2,047	0.3
6.13% 4/15/2025	3/13/15-6/18/15	4,067	4,120	0.6
6.38% 10/15/2020	4/29/14-5/11/15	8,884	8,952	1.2
Virgin Media Secured Finance plc 5.25% 1/15/2026	3/17/15-6/11/15	7,000	6,764	0.9
Warren Resources, Inc. 9.00% 8/1/2022	8/6/14	3,945	1,900	0.2
Whiting Petroleum Corp. 6.25% 4/1/2023	3/24/15-4/7/15	6,025	5,955	0.8
York Risk Services Holding Corp. 8.50% 10/1/2022	9/17/14-4/9/15	26,966	23,794	3.3
Zebra Technologies Corp. 7.25% 10/15/2022	9/30/14	2,750	2,977	0.4

Total			$392,432	54.0%

(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Altice Financing S.A., 6.63%, 2/15/2023	Luxembourg	U.S. dollar
Altice Finco S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Altice S.A.,
7.63%, 2/15/2025	Luxembourg	U.S. dollar
7.75%, 5/15/2022	Luxembourg	U.S. dollar
Altice US Finance S.A., 7.75%, 7/15/2025	Luxembourg	U.S. dollar
D&R Millennium Holdco 6 S.a.r.l. Second Lien Term Loan, 8.75%, 7/31/2022	Germany	U.S. dollar

Numericable-SFR SAS, 4.88%, 5/15/2019	France	U.S. dollar
Paramount Resources Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
RGL Reservoir Operations, Inc. First Lien Term Loan 6.00%, 8/14/2021	Canada	U.S. dollar
Schaeffler Finance BV, 4.75%, 5/15/2023	Germany	U.S. dollar
Schaeffler Holding Finance BV, PIK
6.25%, 11/15/2019	Germany	U.S. dollar
6.75%, 11/15/2022	Germany	U.S. dollar
Unitymedia GmbH, 6.13%, 1/15/2025	Germany	U.S. dollar
Virgin Media Secured Finance plc, 5.25%, 1/15/2026	United Kingdom	U.S. dollar

(4)	Represents escrow for past due interest of $0.
(5)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $41,836, or 5.7% of total net assets.

(6)	When-Issued security.
(7)	Floating rate instruments, the rate disclosed was as of June 30, 2015.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$45,510

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

See Notes to Form N-Q.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $1,708 or 0.2% of the total net assets as of June 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized (Depreciation)
Laureate Education, Inc. Extended Revolver	$1,708	$(50)

CREDIT DIVERSIFICATION - June 30, 2015

(Unaudited)

Percentage of Total Investments
BBB	1.4%
BB	21.2
B	13.9
CCC	50.5
Unrated	6.9
Short-term investments	6.1

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 95.0%

BELGIUM - 3.5%
Anheuser-Busch InBev N.V.	3,376,835	$404,701
Telenet Group Holding N.V. (1)	2,782,341	151,341
UCB S.A.	2,166,664	155,535

		711,577

BRAZIL - 0.1%
Ambev S.A. (DR)	5,067,073	30,909

CHINA - 10.6%
Baidu, Inc. (DR) (1)	4,949,466	985,340
Beijing Enterprises Holdings Ltd.	20,044,622	150,628
Beijing Enterprises Water Group Ltd. (1)	19,392,000	15,936
China Cinda Asset Management Co., Ltd., Class H (1)	338,623,045	188,717
JD.com, Inc. (DR) (1)	608,014	20,733
Ping An Insurance Group Co. of China Ltd., Class H	19,779,726	266,399
Tencent Holdings Ltd.	25,210,777	503,464

		2,131,217

FRANCE - 5.3%
L’Oreal S.A.	828,563	147,796
LVMH Moet Hennessy Louis Vuitton SE	903,807	158,346
Orange S.A.	8,104,768	124,781
Pernod Ricard S.A.	1,267,789	146,428
Schneider Electric SE	2,838,530	195,979
Zodiac Aerospace	9,373,305	305,135

		1,078,465

GERMANY - 10.4%
Allianz SE	1,113,273	173,386
Bayer AG	5,702,014	798,108
Bayerische Motoren Werke AG	2,401,590	262,868
Beiersdorf AG	2,894,781	242,495
Deutsche Post AG	5,261,879	153,724
Linde AG	2,443,994	462,924

		2,093,505

HONG KONG - 3.9%
AIA Group Ltd.	120,013,532	782,642

INDIA - 1.7%
Adani Ports & Special Economic Zone Ltd.	4,015,361	19,412
Adani Transmissions Ltd. (1)(2)(3)	2,843,136	689
Housing Development Finance Corp. Ltd.	12,056,634	245,752
Infosys Ltd. (DR)	4,517,230	71,598

		337,451

IRELAND - 1.0%
Ryanair Holdings plc, Equity-Linked Security (2)(4)(5)(6)	14,698,834	193,694

ITALY - 1.4%
Mediaset S.p.A.	25,857,325	124,302

Telecom Italia S.p.A. (1)	118,404,951	$150,220

		274,522

JAPAN - 9.1%
IHI Corp.	67,955,422	316,498
NGK Insulators Ltd.	13,484,861	347,630
Olympus Corp.	13,753,213	475,353
Ono Pharmaceutical Co., Ltd.	103,876	11,348
Sumitomo Mitsui Financial Group, Inc.	2,100,676	93,701
Toyota Motor Corp.	8,948,681	599,796

		1,844,326

KOREA - 0.0%†
Orion Corp.	2,079	1,953

MEXICO - 3.4%
Grupo Televisa S.A.B. (DR)	17,488,304	678,896

NETHERLANDS - 3.0%
ASML Holding N.V.	5,842,577	603,810

SPAIN - 0.9%
Grifols S.A.	2,600,569	104,750
Grifols S.A. (DR)	2,565,056	79,440

		184,190

SWEDEN - 0.9%
Swedbank AB, Class A	7,898,001	184,163

SWITZERLAND - 12.8%
Actelion Ltd. (1)	2,189,785	320,405
Adecco S.A. (1)	3,058,766	248,313
Nestle S.A.	7,098,516	512,487
Novartis AG	2,098,590	206,840
Roche Holding AG (6)	1,589,013	445,287
Syngenta AG	1,235,376	502,105
Zurich Insurance Group AG (1)	1,142,668	347,830

		2,583,267

UNITED KINGDOM - 13.9%
Babcock International Group plc	6,534,184	110,882
BT Group plc	29,111,251	205,926
Carnival plc	2,398,285	122,432
Croda International plc	6,556,768	283,520
Diageo plc	204,896	5,927
InterContinental Hotels Group plc	4,607,285	185,758
International Consolidated Airlines Group S.A. (1)	36,365,567	282,668
Johnson Matthey plc	9,682,387	462,185
Lloyds Banking Group plc	205,795,414	275,629
Prudential plc	9,878,085	237,858
SABMiller plc	5,797,300	300,962
WPP plc	14,861,538	332,988

		2,806,735

UNITED STATES - 13.1%
Autoliv, Inc. (DR)	1,756,962	205,159
Cognizant Technology Solutions Corp., Class A (1)	4,825,820	294,809

Delphi Automotive plc	3,590,604	$305,525
Liberty Global plc, Class A (1)	6,832,069	369,410
Liberty Global plc, Series C (1)(6)	11,348,793	574,589
Medtronic plc	9,553,844	707,940
Royal Caribbean Cruises Ltd.	1,254,409	98,710
WABCO Holdings, Inc. (1)	788,337	97,533

		2,653,675

Total common stocks and equity-linked securities (Cost $15,778,558)		19,174,997

PREFERRED STOCKS - 3.1%

GERMANY - 3.1%
Henkel AG & Co. KGaA (6)	1,481,602	166,167
Porsche Automobil Holding SE (6)	3,410,341	287,319
Volkswagen AG (6)	785,369	182,118

		635,604

Total preferred stocks (Cost $606,438)		635,604

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $298,900 (Cost $298,900)(7)	$298,900	$298,900

Total investments - 99.6% (Cost $16,683,896)		20,109,501

Other assets less liabilities - 0.4%		78,077

Total net assets - 100.0%(8)		$20,187,578

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $194,383, or 1.0% of total net assets.

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $689, or less than 0.1% of total net assets.

(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A of the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-6/10/2015	$130,333	$193,694	1.0%

(6)	Non-voting shares.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$153,558
U.S. Treasury Bond	3.750%	11/15/2043	151,322

			$304,880

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$4,660,290	23.2%
Consumer Staples	1,959,825	9.8
Financials	2,796,077	13.9
Health Care	3,305,006	16.4
Industrials	2,422,096	12.0
Information Technology	2,459,021	12.2
Materials	1,710,734	8.5
Telecommunication Services	480,927	2.4
Utilities	16,625	0.1
Short-term investments	298,900	1.5

Total investments	$20,109,501	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,806,735	14.0%
Euro	5,502,233	27.4
Hong Kong dollar	1,907,786	9.5
Indian rupee	265,853	1.3
Japanese yen	1,844,326	9.2
Korean won	1,953	0.0	(1)
Swedish krona	389,322	1.9

Swiss franc	$2,583,267	12.8%
U.S. dollar	4,808,026	23.9

Total investments	$20,109,501	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

CANADA - 1.9%
CAE, Inc.	1,624,155	$19,337

CHINA - 24.3%
21Vianet Group, Inc. (DR) (1)	2,381,808	48,875
Beijing Enterprises Water Group Ltd. (1)	112,810,000	92,704
China Everbright International Ltd.	33,717,000	60,809
China Oil & Gas Group Ltd.	215,860,000	20,328
CT Environmental Group Ltd.	16,150,000	21,460
Yingde Gases Group Co., Ltd.	13,866,500	9,552

		253,728

DENMARK - 2.6%
Royal Unibrew AS	799,730	27,343

FINLAND - 2.3%
Huhtamaki Oyj	764,429	23,624

FRANCE - 3.4%
Elis S.A.	1,822,833	35,807

GERMANY - 10.3%
Bertrandt AG	105,967	13,911
CompuGroup Medical AG	327,814	11,470
CTS Eventim AG & Co. KGaA	133,822	4,879
Norma Group SE	290,004	14,661
Wirecard AG	1,621,708	62,103

		107,024

GREECE - 0.9%
JUMBO S.A. (2)(3)	1,321,361	9,472

IRELAND - 1.3%
Glanbia plc	697,035	13,700

ITALY - 7.4%
Davide Campari-Milano S.p.A.	1,612,413	12,269
Ei Towers S.p.A.	400,112	24,110
Hera S.p.A.	1,637,053	4,095
Infrastrutture Wireless Italiane S.p.A. (1)	4,127,167	18,635
RAI Way S.p.A.	3,735,522	17,907

		77,016

JAPAN - 0.8%
Sugi Holdings Co., Ltd.	164,800	8,416

SINGAPORE - 1.8%
Petra Foods Ltd.	7,215,000	18,749

SPAIN - 7.5%
Almirall S.A.	1,452,236	28,705
Cellnex Telecom SAU (1)	1,211,499	20,496

Ebro Foods S.A.	1,070,953	$20,727
Inmobiliaria Colonial S.A. (1)	3,860,023	2,716
Melia Hotels International S.A.	396,583	5,235

		77,879

SWEDEN - 2.4%
Cloetta AB, Class B (1)	7,031,100	21,289
Meda AB, Class A	306,393	4,265

		25,554

SWITZERLAND - 4.6%
Comet Holding AG (1)(4)	40,085	33,356
Tecan Group AG	126,478	15,151

		48,507

TAIWAN - 5.0%
Ginko International Co., Ltd. (4)	4,140,000	52,128

UNITED KINGDOM - 17.0%
Babcock International Group plc	2,287,357	38,815
Cable & Wireless Communications plc	16,655,086	17,429
Dignity plc	498,058	16,771
Essentra plc	1,462,380	22,817
Hays plc	10,744,455	27,586
Rathbone Brothers plc	559,329	18,869
Synergy Health plc	566,655	15,305
Victrex plc	650,172	19,716

		177,308

Total common stocks (Cost $750,932)		975,592

PREFERRED STOCKS - 1.1%

GERMANY - 1.1%
Sartorius AG (5)	63,654	11,833

Total preferred stocks (Cost $7,898)		11,833

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $51,384 (Cost $51,384)(6)	$51,384	$51,384

Total investments - 99.5% (Cost $810,214)	$1,038,809

Other assets less liabilities - 0.5%	4,988

Total net assets - 100.0%(7)	$1,043,797

(1)	Non-income producing security.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $9,472, or 0.9% of total net assets.

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $9,472, or 0.9% of total net assets.

(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Notes	2.125%	8/15/2021	$52,416

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$54,264	5.2%
Consumer Staples	122,493	11.8
Financials	21,585	2.1
Health Care	138,857	13.4
Industrials	210,926	20.3
Information Technology	168,444	16.2
Materials	75,709	7.3
Telecommunication Services	56,560	5.4
Utilities	138,587	13.3
Short-term investments	51,384	5.0

Total investments	$1,038,809	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$177,308	17.1%
Canadian dollar	19,337	1.9
Danish krone	27,343	2.6
Euro	356,355	34.3
Hong Kong dollar	204,853	19.7
Japanese yen	8,416	0.8
Singapore dollar	18,749	1.8
Swedish krona	25,554	2.5
Swiss franc	48,507	4.7
Taiwan dollar	52,128	5.0
U.S. dollar	100,259	9.6

Total investments	$1,038,809	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.7%

BELGIUM - 2.1%
Groupe Bruxelles Lambert S.A.	3,022,945	$243,323

CANADA - 2.1%
Imperial Oil Ltd.	6,410,671	247,650

CHINA - 3.3%
Baidu, Inc. (DR) (1)	1,638,253	326,143
New Oriental Education & Technology Group, Inc. (DR) (1)	2,410,549	59,107

		385,250

DENMARK - 4.6%
Carlsberg AS, Class B	2,750,049	249,653
ISS AS (2)	8,567,470	282,685

		532,338

FRANCE - 1.9%
Societe Television Francaise 1	1,954,012	33,700
Sodexo S.A.	619,018	58,784
Vivendi S.A.	5,089,061	128,364

		220,848

GERMANY - 1.4%
Deutsche Boerse AG	2,012,934	166,626

JAPAN - 6.1%
Credit Saison Co., Ltd.	7,634,447	163,687
Kao Corp.	3,073,612	142,976
Stanley Electric Co., Ltd. (2)	9,306,804	194,067
Tokyo Electron Ltd.	3,219,835	203,816

		704,546

KOREA - 5.2%
Kia Motors Corp.	3,282,069	133,289
Samsung Electronics Co., Ltd.	411,094	467,316

		600,605

NETHERLANDS - 6.3%
ING Groep N.V. (DR)	30,159,660	497,964
Reed Elsevier N.V.	2,603,973	61,762
TNT Express N.V.	20,071,373	170,263

		729,989

NORWAY - 2.2%
Akastor ASA (1)(2)	14,072,602	24,949
Aker Solutions ASA (2)	17,389,284	97,587
Orkla ASA	17,607,954	138,565

		261,101

SWITZERLAND - 12.9%
ABB Ltd. (1)	12,331,694	258,254
Adecco S.A. (1)	2,063,523	167,518
Novartis AG	2,838,705	279,787
Panalpina Welttransport Holding AG (2)	1,946,689	245,692

Pargesa Holding S.A.	1,335,129	$89,823
UBS Group AG (1)	21,880,353	464,075

		1,505,149

UNITED KINGDOM - 24.5%
Alent plc (2)	17,960,595	104,388
Amec Foster Wheeler plc	9,185,672	117,990
Compass Group plc	32,149,323	531,919
Diageo plc	5,030,653	145,520
Lloyds Banking Group plc	207,731,986	278,222
QinetiQ Group plc	28,605,604	100,815
Reed Elsevier plc	24,496,427	398,372
Royal Bank of Scotland Group plc (1)	85,190,084	470,500
Serco Group plc	49,869,689	92,462
TESCO plc	105,296,147	351,657
Unilever plc (DR)	2,671,567	114,771
Vesuvius plc (2)	22,302,113	148,929

		2,855,545

UNITED STATES - 12.1%
Accenture plc, Class A	1,280,895	123,965
Arch Capital Group Ltd. (1)(2)	6,225,338	416,849
Flextronics International Ltd. (1)	18,656,741	211,008
Medtronic plc	4,656,429	345,041
TE Connectivity Ltd.	4,783,724	307,593

		1,404,456

Total common stocks (Cost $7,873,052)		9,857,426

PREFERRED STOCKS - 0.4%

BRAZIL - 0.1%
Telefonica Brasil S.A. (3)	950,394	13,315

KOREA - 0.3%
Samsung Electronics Co., Ltd. (3)	37,841	33,687

Total preferred stocks (Cost $46,361)		47,002

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $1,725,772 (Cost $1,725,772)(4)	$1,725,772	$1,725,772

Total investments - 99.9% (Cost $9,645,185)	$11,630,200

Other assets less liabilities - 0.1%	15,785

Total net assets - 100.0%(5)	$11,645,985

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	6/30/2020	$1,232,897
U.S. Treasury Note	1.750%	10/31/2020	201,502
U.S. Treasury Note	2.125%	8/15/2021	84,542
U.S. Treasury Note	2.625%	11/15/2020	151,175
U.S. Treasury Note	7.875%	2/15/2021	90,173

			$1,760,289

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,599,364	13.8%
Consumer Staples	1,143,142	9.8
Energy	488,176	4.2
Financials	2,791,069	24.0
Health Care	624,828	5.4
Industrials	1,466,618	12.6
Information Technology	1,673,528	14.4
Materials	104,388	0.9
Telecommunication Services	13,315	0.1
Short-term investments	1,725,772	14.8

Total investments	$11,630,200	100.0%

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$13,315	0.1%
British pound	2,740,774	23.6
Canadian dollar	247,650	2.1
Danish krone	532,338	4.6
Euro	1,360,786	11.7
Japanese yen*	704,546	6.1
Korean won	634,292	5.5
Norwegian krone	261,101	2.2
Swiss franc	1,505,149	12.9
U.S. dollar	3,630,249	31.2

Total investments	$11,630,200	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below (in thousands):

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/13/2015	JPY	61,531,892	USD	512,654	$9,636
State Street Bank and Trust Company	8/13/2015	JPY	11,903,608	USD	99,370	2,059
State Street Bank and Trust Company	8/13/2015	JPY	5,602,445	USD	46,143	343
State Street Bank and Trust Company	8/13/2015	USD	63,295	JPY	7,601,645	(1,152)

						$10,886

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.3%
BorgWarner, Inc.	561,302	$31,904

Distributors - 3.7%
LKQ Corp. (1)	11,981,169	362,371

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (1)	344,113	208,185

Internet & Catalog Retail - 2.4%
JD.com, Inc. (DR) (1)(2)	4,820,963	164,395
Netflix, Inc. (1)	101,838	66,901

		231,296

Multiline Retail - 1.0%
Dollar Tree, Inc. (1)	1,234,806	97,537

Specialty Retail - 7.5%
Michaels Cos., Inc. (1)	1,819,736	48,969
Signet Jewelers Ltd.	1,696,934	217,615
Tiffany & Co.	767,295	70,438
Tractor Supply Co.	2,135,676	192,083
Ulta Salon Cosmetics & Fragrance, Inc. (1)	744,598	115,003
Williams-Sonoma, Inc.	968,146	79,649

		723,757

Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	1,110,354	38,429
Kate Spade & Co. (1)	490,260	10,560
Lululemon Athletica, Inc. (1)	1,640,743	107,141
Under Armour, Inc., Class A (1)	856,616	71,476

		227,606

CONSUMER STAPLES - 3.7%
Beverages - 1.0%
Monster Beverage Corp. (1)	708,815	94,996

Food & Staples Retailing - 0.8%
Sprouts Farmers Market, Inc. (1)	2,831,514	76,394

Food Products - 1.9%
Keurig Green Mountain, Inc.	552,218	42,317
WhiteWave Foods Co., Class A (1)	2,872,021	140,384

		182,701

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cimarex Energy Co.	997,033	109,983
Concho Resources, Inc. (1)	481,195	54,789

		164,772

FINANCIALS - 6.2%
Banks - 1.1%
PacWest Bancorp	2,215,658	$103,604

Capital Markets - 2.1%
TD Ameritrade Holding Corp.	5,480,095	201,777

Diversified Financial Services - 3.0%
Intercontinental Exchange, Inc.	228,869	51,178
McGraw Hill Financial, Inc.	2,360,907	237,153

		288,331

HEALTH CARE - 21.9%
Biotechnology - 9.8%
Alkermes plc (1)	1,931,760	124,289
Alnylam Pharmaceuticals, Inc. (1)	455,457	54,596
Cepheid, Inc. (1)	2,169,993	132,695
Incyte Corp. (1)	1,234,144	128,610
Regeneron Pharmaceuticals, Inc. (1)	884,091	451,001
Seattle Genetics, Inc. (1)	1,036,275	50,156

		941,347

Health Care Equipment & Supplies - 2.3%
Becton Dickinson & Co.	580,866	82,280
Boston Scientific Corp. (1)	3,098,150	54,837
DexCom, Inc. (1)	1,057,467	84,576

		221,693

Health Care Providers & Services - 2.8%
Cigna Corp.	1,684,182	272,837

Health Care Technology - 3.3%
athenahealth, Inc. (1)	1,246,752	142,853
Cerner Corp. (1)	2,547,477	175,929

		318,782

Life Sciences Tools & Services - 3.7%
Illumina, Inc. (1)	1,632,436	356,459

INDUSTRIALS - 18.0%
Aerospace & Defense - 1.7%
Textron, Inc.	3,736,718	166,770

Building Products - 2.4%
Fortune Brands Home & Security, Inc.	4,980,819	228,221

Commercial Services & Supplies - 1.4%
Waste Connections, Inc.	2,946,790	138,853

Electrical Equipment - 5.6%
AMETEK, Inc.	6,056,802	331,792
Hubbell, Inc., Class B	313,482	33,944
Sensata Technologies Holding N.V. (1)	3,210,721	169,333

		535,069

Machinery - 1.3%
Pall Corp.	1,011,530	$125,885

Professional Services - 5.6%
IHS, Inc., Class A (1)(3)	3,151,062	405,321
Towers Watson & Co., Class A	226,097	28,443
Verisk Analytics, Inc., Class A (1)	1,518,733	110,503

		544,267

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 1.2%
Palo Alto Networks, Inc. (1)	666,516	116,440

Electronic Equipment, Instruments & Components - 1.4%
FLIR Systems, Inc. (3)	3,188,093	98,257
IPG Photonics Corp. (1)	429,343	36,569

		134,826

Internet Software & Services - 3.0%
LinkedIn Corp., Class A (1)	880,670	181,973
Pandora Media, Inc. (1)	4,099,280	63,703
Twitter, Inc. (1)	1,324,814	47,984

		293,660

IT Services - 3.2%
Gartner, Inc. (1)	1,855,495	159,164
Global Payments, Inc.	1,424,576	147,373

		306,537

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	8,655,561	166,360
Freescale Semiconductor Ltd. (1)	1,846,373	73,800
NXP Semiconductors N.V. (1)	673,141	66,102

		306,262

Software - 10.7%
Aspen Technology, Inc. (1)	3,173,324	144,545
Autodesk, Inc. (1)	3,405,342	170,523
Electronic Arts, Inc. (1)	4,113,994	273,581
Guidewire Software, Inc. (1)	1,496,961	79,234
Mobileye N.V. (1)(2)	1,360,684	72,348
ServiceNow, Inc. (1)	1,613,948	119,932
Workday, Inc., Class A (1)	2,311,930	176,608

		1,036,771

MATERIALS - 1.3%
Chemicals - 1.3%
RPM International, Inc.	2,581,957	126,438

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (1)	1,692,653	89,152
Zayo Group Holdings, Inc. (1)	1,465,478	37,692

		126,844

Total common stocks (Cost $6,391,904)		9,293,192

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $371,771 (Cost $371,771)(4)	$371,771	$371,771

Total investments - 100.1% (Cost $6,763,675)		9,664,963

Other assets less liabilities - (0.1)%		(14,376)

Total net assets - 100.0%(5)		$9,650,587

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
JD.com, Inc. (DR)	China	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	4/30/2022	$109,057
U.S. Treasury Note	2.125%	8/15/2021	202,091
U.S. Treasury Note	2.750%	2/15/2024	68,061

			$379,209

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.5%

CONSUMER DISCRETIONARY - 15.8%
Automobiles - 1.7%
Harley-Davidson, Inc.	2,578,289	$145,287

Diversified Consumer Services - 1.9%
H&R Block, Inc.	5,268,222	156,203

Internet & Catalog Retail - 3.1%
Liberty Interactive Corp., Class A (1)	5,013,823	139,134
Liberty Ventures, Class A (1)	3,016,029	118,439

		257,573

Leisure Equipment & Products - 0.9%
Mattel, Inc.	3,103,283	79,723

Media - 3.9%
Gannett Co., Inc. (1)	2,255,781	31,558
Omnicom Group, Inc.	2,095,450	145,613
TEGNA, Inc.	4,511,562	144,686

		321,857

Multiline Retail - 1.0%
Nordstrom, Inc.	1,079,613	80,431

Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (1)	2,435,546	168,004

Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	3,185,272	110,242

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Kroger Co.	2,775,303	201,237

ENERGY - 7.1%
Energy Equipment & Services - 1.9%
Ensco plc, Class A	2,090,927	46,565
Helmerich & Payne, Inc.	913,021	64,295
McDermott International, Inc. (1)	9,946,690	53,115

		163,975

Oil, Gas & Consumable Fuels - 5.2%
Denbury Resources, Inc. (2)	14,496,977	92,201
Hess Corp.	1,625,010	108,681
SM Energy Co.	2,574,123	118,719
Southwestern Energy Co. (1)	4,877,799	110,872

		430,473

FINANCIALS - 21.1%
Banks - 1.3%
M&T Bank Corp.	883,827	110,416

Diversified Financial Services - 1.5%
Intercontinental Exchange, Inc.	554,470	$123,985

Insurance - 16.7%
Alleghany Corp. (1)	498,833	233,833
Allied World Assurance Co. Holdings AG	3,257,776	140,801
Allstate Corp.	2,999,390	194,570
Aon plc	1,831,206	182,535
Arch Capital Group Ltd. (1)(2)	2,850,535	190,872
Loews Corp.	2,938,335	113,155
Progressive Corp.	5,561,295	154,771
Torchmark Corp.	3,017,866	175,700

		1,386,237

Real Estate Investment Trusts (REITs) - 1.6%
American Capital Agency Corp.	3,472,683	63,793
Hatteras Financial Corp.	4,353,703	70,966

		134,759

HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Cigna Corp.	1,017,412	164,821

INDUSTRIALS - 14.7%
Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc.	515,842	58,486
Rockwell Collins, Inc.	1,697,602	156,774

		215,260

Commercial Services & Supplies - 1.4%
Republic Services, Inc.	2,976,761	116,600

Construction & Engineering - 4.4%
Fluor Corp.	2,443,794	129,545
Jacobs Engineering Group, Inc. (1)	4,014,764	163,080
Quanta Services, Inc. (1)	2,704,761	77,951

		370,576

Electrical Equipment - 1.2%
Hubbell, Inc., Class B	912,542	98,810

Machinery - 3.4%
Joy Global, Inc. (2)	3,844,538	139,172
Kennametal, Inc. (2)	4,188,534	142,913

		282,085

Professional Services - 1.1%
ManpowerGroup, Inc.	1,008,083	90,103

Road & Rail - 0.6%
Ryder System, Inc.	572,532	50,022

INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment, Instruments & Components - 9.2%
Arrow Electronics, Inc. (1)	3,943,297	220,036
Avnet, Inc.	5,742,084	236,057
FLIR Systems, Inc. (2)	5,914,945	182,298

Keysight Technologies, Inc. (1)	4,002,298	$124,832

		763,223

Internet Software & Services - 1.9%
IAC/InterActiveCorp	1,954,100	155,664

IT Services - 1.6%
Teradata Corp. (1)	3,679,231	136,131

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	2,577,335	165,426
KLA-Tencor Corp.	735,434	41,339

		206,765

Software - 1.4%
Synopsys, Inc. (1)	2,396,104	121,363

MATERIALS - 6.9%
Chemicals - 2.8%
Celanese Corp., Class A	2,710,040	194,798
Mosaic Co.	785,091	36,781

		231,579

Metals & Mining - 4.1%
Goldcorp, Inc. (3)	9,527,620	154,348
Kinross Gold Corp. (1)(3)	25,247,849	58,575
Nucor Corp.	2,910,533	128,267

		341,190

UTILITIES - 4.9%
Electric Utilities - 3.0%
Edison International	2,071,106	115,112
Xcel Energy, Inc.	4,139,457	133,208

		248,320

Multi-Utilities - 1.9%
SCANA Corp.	3,063,647	155,173

Total common stocks (Cost $5,922,495)		7,618,087

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $731,432 (Cost $731,432)(4)	$731,432	$731,432

Total investments - 100.3% (Cost $6,653,927)	$8,349,519

Other assets less liabilities - (0.3)%	(22,022)

Total net assets - 100.0%(5)	$8,327,497

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	6/30/2020	$746,061

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 16.8%
Auto Components - 2.2%
Gentherm, Inc. (1)	546,155	$29,989

Distributors - 2.0%
LKQ Corp. (1)	909,259	27,500

Diversified Consumer Services - 3.9%
Bright Horizons Family Solutions, Inc. (1)	354,906	20,513
LifeLock, Inc. (1)	1,510,176	24,767
Nord Anglia Education, Inc. (1)	274,168	6,723

		52,003

Hotels, Restaurants & Leisure - 3.3%
Dunkin’ Brands Group, Inc.	773,293	42,531
Zoe’s Kitchen, Inc. (1)	53,970	2,210

		44,741

Internet & Catalog Retail - 1.4%
Etsy, Inc. (1)	54,724	769
Jumei International Holding Ltd. (DR) (1)(2)	394,858	9,019
MakeMyTrip Ltd. (1)(2)	478,564	9,418

		19,206

Media - 0.7%
Imax Corp. (1)	215,190	8,666

Multiline Retail - 0.5%
Burlington Stores, Inc. (1)	134,652	6,894

Specialty Retail - 1.6%
Restoration Hardware Holdings, Inc. (1)	213,059	20,801

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (1)	226,681	16,314

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
PriceSmart, Inc.	151,408	13,814

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Diamondback Energy, Inc. (1)	98,337	7,413
Oasis Petroleum, Inc. (1)	471,736	7,477
SemGroup Corp., Class A	143,206	11,382

		26,272

HEALTH CARE - 22.6%
Biotechnology - 8.6%
Agios Pharmaceuticals, Inc. (1)	35,760	3,974
Alnylam Pharmaceuticals, Inc. (1)	129,486	15,522
Bluebird Bio, Inc. (1)	34,997	5,892

Cepheid, Inc. (1)	697,331	$42,642
Exact Sciences Corp. (1)	777,946	23,136
Incyte Corp. (1)	210,536	21,940
Isis Pharmaceuticals, Inc. (1)	39,607	2,279

		115,385

Health Care Equipment & Supplies - 7.7%
DexCom, Inc. (1)	1,036,914	82,932
GenMark Diagnostics, Inc. (1)	1,206,184	10,928
K2M Group Holdings, Inc. (1)	129,643	3,114
NuVasive, Inc. (1)	129,181	6,121

		103,095

Health Care Providers & Services - 3.1%
AAC Holdings, Inc. (1)	287,248	12,513
Surgical Care Affiliates, Inc. (1)	278,193	10,677
Team Health Holdings, Inc. (1)	285,586	18,657

		41,847

Health Care Technology - 2.6%
athenahealth, Inc. (1)	252,883	28,976
Inovalon Holdings, Inc., Class A (1)	223,702	6,241

		35,217

Life Sciences Tools & Services - 0.6%
NeoGenomics, Inc. (1)	1,616,276	8,744

INDUSTRIALS - 16.1%
Aerospace & Defense - 5.8%
Taser International, Inc. (1)	1,430,060	47,636
Teledyne Technologies, Inc. (1)	290,250	30,624

		78,260

Air Freight & Logistics - 1.5%
Forward Air Corp.	381,042	19,913

Commercial Services & Supplies - 0.3%
Brady Corp., Class A (3)	173,031	4,281

Electrical Equipment - 5.4%
Acuity Brands, Inc.	375,650	67,609
Generac Holdings, Inc. (1)	154,165	6,128

		73,737

Machinery - 3.1%
IDEX Corp.	314,364	24,703
John Bean Technologies Corp.	280,476	10,543
Proto Labs, Inc. (1)	91,586	6,180

		41,426

INFORMATION TECHNOLOGY - 36.7%
Electronic Equipment, Instruments & Components - 6.1%
Cognex Corp.	893,070	42,957
FEI Co.	226,725	18,802
Hollysys Automation Technologies Ltd.	155,926	3,747
IPG Photonics Corp. (1)	111,471	9,495
National Instruments Corp.	244,501	7,203

		82,204

Internet Software & Services - 13.3%
Benefitfocus, Inc. (1)	304,033	$13,332
comScore, Inc. (1)	105,426	5,615
CoStar Group, Inc. (1)	218,408	43,957
Demandware, Inc. (1)	283,010	20,116
GrubHub, Inc. (1)	101,434	3,456
HomeAway, Inc. (1)	562,278	17,498
MercadoLibre, Inc.	150,827	21,372
Pandora Media, Inc. (1)	1,325,733	20,602
SPS Commerce, Inc. (1)	262,878	17,297
Textura Corp. (1)	597,373	16,625

		179,870

IT Services - 1.7%
Acxiom Corp. (1)	480,380	8,445
WEX, Inc. (1)	124,474	14,186

		22,631

Semiconductors & Semiconductor Equipment - 1.0%
Cavium, Inc. (1)	197,947	13,621

Software - 14.6%
ACI Worldwide, Inc. (1)	309,222	7,598
Aspen Technology, Inc. (1)	299,705	13,651
Blackbaud, Inc.	264,146	15,043
Ellie Mae, Inc. (1)	77,877	5,435
Guidewire Software, Inc. (1)	721,499	38,189
Informatica Corp. (1)	252,361	12,232
Interactive Intelligence Group, Inc. (1)	203,578	9,053
Solera Holdings, Inc.	169,158	7,538
Tableau Software, Inc., Class A (1)	168,212	19,395
Take-Two Interactive Software, Inc. (1)	236,510	6,521
Tyler Technologies, Inc. (1)	199,284	25,783
Ultimate Software Group, Inc. (1)	219,234	36,029

		196,467

Total common stocks (Cost $772,681)		1,282,898

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $57,148 (Cost $57,148)(4)	$57,148	$57,148

Total investments - 99.4% (Cost $829,829)	$1,340,046

Other assets less liabilities - 0.6%	7,565

Total net assets - 100.0%(5)	$1,347,611

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Jumei International Holding Ltd. (DR)	China	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	2/15/2024	$58,293

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.6%

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.9%
Remy International, Inc.	258,577	$5,717

Household Durables - 0.7%
NACCO Industries, Inc., Class A	72,273	4,391

Media - 1.8%
DreamWorks Animation SKG, Inc., Class A (1)	266,967	7,043
Starz, Class A (1)	94,261	4,215

		11,258

Specialty Retail - 4.1%
America’s Car-Mart, Inc. (1)	119,253	5,882
American Eagle Outfitters, Inc.	191,440	3,297
Finish Line, Inc., Class A	130,696	3,636
Rent-A-Center, Inc.	481,065	13,638

		26,453

CONSUMER STAPLES - 2.6%
Beverages - 0.1%
National Beverage Corp. (1)	28,374	638

Food Products - 2.4%
Dean Foods Co.	288,870	4,671
Fresh Del Monte Produce, Inc.	165,494	6,398
Sanderson Farms, Inc.	57,066	4,289

		15,358

Tobacco - 0.1%
Universal Corp.	9,532	547

ENERGY - 9.1%
Energy Equipment & Services - 5.2%
Era Group, Inc. (1)	344,853	7,062
Gulfmark Offshore, Inc., Class A	139,800	1,622
McDermott International, Inc. (1)	269,689	1,440
Newpark Resources, Inc. (1)	659,980	5,366
Patterson-UTI Energy, Inc.	319,946	6,020
Superior Energy Services, Inc.	287,505	6,049
Tesco Corp.	131,323	1,431
Unit Corp. (1)	143,142	3,882

		32,872

Oil, Gas & Consumable Fuels - 3.9%
Cloud Peak Energy, Inc. (1)	664,183	3,095
World Fuel Services Corp.	458,885	22,004

		25,099

FINANCIALS - 13.9%
Banks - 1.5%
Berkshire Hills Bancorp, Inc.	218,933	6,235

Great Western Bancorp, Inc.	140,864	$3,397

		9,632

Capital Markets - 1.2%
Capital Southwest Corp.	100,339	5,010
Manning & Napier, Inc.	280,554	2,797

		7,807

Diversified Financial Services - 1.8%
FNFV Group (1)	439,847	6,765
PICO Holdings, Inc. (1)	328,081	4,829

		11,594

Insurance - 3.3%
Allied World Assurance Co. Holdings AG	190,166	8,219
Enstar Group Ltd. (1)	34,069	5,279
RenaissanceRe Holdings Ltd.	70,939	7,201

		20,699

Real Estate Investment Trusts (REITs) - 4.6%
Anworth Mortgage Asset Corp.	760,339	3,748
Campus Crest Communities, Inc.	685,658	3,799
CYS Investments, Inc.	354,717	2,742
Hatteras Financial Corp.	337,720	5,505
Post Properties, Inc.	86,025	4,677
STORE Capital Corp.	439,639	8,837

		29,308

Thrifts & Mortgage Finance - 1.5%
Dime Community Bancshares, Inc.	249,553	4,227
Oritani Financial Corp.	347,022	5,570

		9,797

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.5%
ICU Medical, Inc. (1)	32,960	3,153

Health Care Providers & Services - 0.9%
Owens & Minor, Inc.	164,348	5,588

Health Care Technology - 0.9%
Vocera Communications, Inc. (1)	507,295	5,808

INDUSTRIALS - 29.3%
Aerospace & Defense - 2.4%
Cubic Corp.	329,007	15,654

Building Products - 1.8%
Quanex Building Products Corp.	528,131	11,318

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	55,051	1,810
Civeo Corp.	395,737	1,215
Team, Inc. (1)	168,483	6,781
Tetra Tech, Inc.	267,091	6,848

		16,654

Construction & Engineering - 6.2%
Aegion Corp. (1)	273,020	$5,171
Comfort Systems USA, Inc.	142,341	3,267
EMCOR Group, Inc.	562,136	26,853
MYR Group, Inc. (1)	148,144	4,587

		39,878

Electrical Equipment - 4.9%
AZZ, Inc.	195,183	10,111
Encore Wire Corp.	202,734	8,979
Franklin Electric Co., Inc.	162,060	5,239
Powell Industries, Inc.	190,781	6,710

		31,039

Machinery - 4.8%
Dynamic Materials Corp.	172,509	1,898
Kennametal, Inc. (2)	221,524	7,558
Timken Co.	181,051	6,621
Valmont Industries, Inc.	52,518	6,243
Woodward, Inc.	147,448	8,108

		30,428

Marine - 0.5%
Kirby Corp. (1)	41,026	3,145

Professional Services - 0.7%
FTI Consulting, Inc. (1)	108,183	4,461

Road & Rail - 1.4%
Celadon Group, Inc.	146,703	3,034
Ryder System, Inc.	68,604	5,994

		9,028

Trading Companies & Distributors - 4.0%
Air Lease Corp.	169,200	5,736
Applied Industrial Technologies, Inc.	74,377	2,949
Kaman Corp.	274,915	11,530
NOW, Inc. (1)	281,876	5,612

		25,827

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.1%
ADTRAN, Inc.	423,101	6,875

Electronic Equipment, Instruments & Components - 8.5%
Anixter International, Inc. (1)	103,979	6,774
Arrow Electronics, Inc. (1)	251,589	14,038
Benchmark Electronics, Inc. (1)	149,022	3,246
FARO Technologies, Inc. (1)	80,085	3,740
Knowles Corp. (1)	197,940	3,583
Park Electrochemical Corp.	459,281	8,800
Tech Data Corp. (1)	251,037	14,450

		54,631

Internet Software & Services - 1.3%
Blucora, Inc. (1)	134,306	2,169

EarthLink Holdings Corp.	788,791	$5,908

		8,077

Semiconductors & Semiconductor Equipment - 4.4%
Audience, Inc. (1)	407,973	1,995
MKS Instruments, Inc.	245,821	9,326
Nanometrics, Inc. (1)	438,423	7,067
Ultratech, Inc. (1)	531,436	9,864

		28,252

Software - 0.9%
MicroStrategy, Inc., Class A (1)	35,970	6,118

MATERIALS - 7.3%
Chemicals - 5.4%
American Vanguard Corp.	321,826	4,441
HB Fuller Co.	480,471	19,517
Rayonier Advanced Materials, Inc.	259,345	4,217
Sensient Technologies Corp.	92,708	6,335

		34,510

Metals & Mining - 1.9%
Alamos Gold, Inc. (3)	567,352	3,211
AuRico Gold, Inc. (3)	810,892	2,303
Carpenter Technology Corp.	84,402	3,265
Globe Specialty Metals, Inc.	196,157	3,472

		12,251

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	110,430	7,628

UTILITIES - 1.2%
Electric Utilities - 0.9%
ALLETE, Inc.	64,122	2,975
Portland General Electric Co.	90,329	2,995

		5,970

Multi-Utilities - 0.3%
NorthWestern Corp.	32,409	1,580

Total common stocks (Cost $473,376)		579,043

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $55,840 (Cost $55,840)(4)	$55,840	$55,840

Total investments - 99.4% (Cost $529,216)	$634,883

Other assets less liabilities - 0.6%	4,082

Total net assets - 100.0%(5)	$638,965

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	2/15/2024	$56,958

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2015

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.3%

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 2.5%
Cie Generale des Etablissements Michelin (1)	285,345	$29,900

Hotels, Restaurants & Leisure - 2.4%
Las Vegas Sands Corp.	527,645	27,738

ENERGY - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	627,066	36,138
Denbury Resources, Inc. (2)	4,459,357	28,361
Devon Energy Corp.	743,062	44,205
Phillips 66	319,747	25,759

		134,463

FINANCIALS - 21.6%
Banks - 2.7%
Citigroup, Inc.	591,739	32,687

Capital Markets - 1.9%
Goldman Sachs Group, Inc.	110,829	23,140

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B (3)	224,729	30,588

Insurance - 12.2%
Alleghany Corp. (3)	88,177	41,334
Allstate Corp.	371,648	24,109
Arch Capital Group Ltd. (2)(3)	383,666	25,690
Chubb Corp.	331,566	31,545
Progressive Corp.	787,233	21,909

		144,587

Real Estate Investment Trusts (REITs) - 2.2%
American Capital Agency Corp.	697,498	12,813
Annaly Capital Management, Inc.	1,422,065	13,069

		25,882

HEALTH CARE - 3.6%
Health Care Providers & Services - 3.6%
Cigna Corp.	133,867	21,686
Express Scripts Holding Co. (3)	242,131	21,535

		43,221

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	114,930	22,971

Construction & Engineering - 3.8%
Jacobs Engineering Group, Inc. (3)	1,119,114	45,458

	Shares Held	Value
Machinery - 2.6%
Joy Global, Inc. (2)	855,343	$30,964

Road & Rail - 2.6%
Union Pacific Corp.	321,915	30,701

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,100,760	30,227

Electronic Equipment, Instruments & Components - 3.5%
Avnet, Inc.	1,000,307	41,123

Internet Software & Services - 3.0%
Google, Inc. Class C (3)(4)	68,798	35,810

IT Services - 2.2%
International Business Machines Corp.	164,079	26,689

Software - 3.6%
Oracle Corp.	1,067,989	43,040

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	262,622	32,939
EMC Corp./MA	1,256,909	33,170

		66,109

MATERIALS - 12.5%
Chemicals - 4.8%
Celanese Corp., Class A	209,022	15,025
LyondellBasell Industries N.V., Class A	88,123	9,122
Mosaic Co.	705,275	33,042

		57,189

Metals & Mining - 7.7%
Goldcorp, Inc. (1)	2,857,898	46,298
Kinross Gold Corp. (1)(3)	9,602,530	22,278
Nucor Corp.	518,028	22,829

		91,405

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
SoftBank Corp. (1)	409,000	24,092

Total common stocks (Cost $938,686)		1,037,984

PREFERRED STOCKS - 5.1%

INFORMATION TECHNOLOGY - 5.1%
Technology Hardware, Storage & Peripherals - 5.1%
Samsung Electronics Co., Ltd. (1)(4)	67,977	60,515

Total preferred stocks (Cost $47,578)		$60,515

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/15, due 7/1/15, maturity value $90,888 (Cost $90,888)(5)	$90,888	$90,888

Total investments - 100.0% (Cost $1,077,152)		1,189,387

Other assets less liabilities - 0.0%†		68

Total net assets - 100.0%(6)		$1,189,455

†	Amount rounds to less than 0.1%.
(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won
SoftBank Corp.	Japan	Japanese yen

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (K) in Notes to Form N-Q.
(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	11/15/2021	$25,094
U.S. Treasury Note	2.125%	8/15/2021	25,384
U.S. Treasury Note	2.250%	11/15/2024	40,571
U.S. Treasury Note	2.500%	5/15/2024	1,661

			$92,710

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

CURRENCY EXPOSURE - June 30, 2015

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$29,900	2.5%
Japanese yen	24,092	2.0
Korean won	60,515	5.1
U.S. dollar	1,074,880	90.4

Total investments	$1,189,387	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - June 30, 2015 (Unaudited)

(A) Organization:

As of June 30, 2015, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Developing World Fund (“Developing World Fund” or “Developing World”)
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan High Income Fund (“High Income Fund” or “High Income”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(B) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing services, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or pricing models as approved by Artisan Partners Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Partners Funds’ board of directors (the “board of directors”).

Securities for which market quotations were not readily available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors. A market quotation was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Partners Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(C) Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(D) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant events, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2015 (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$2,414	$—	$—	$2,414
Emerging Asia	3,704	304	—	4,008
Europe, Middle East & Africa	922	78	—	1,000
Latin America	1,233	—	—	1,233
Repurchase Agreement	—	5,552	—	5,552
Total Investments	$8,273	$5,934	$—	$14,207
Emerging Markets
Common Stocks(1)
Developed Markets	$2,830	$—	$—	$2,830
Emerging Asia	33,674		72	33,746
Europe, Middle East & Africa	9,972	—	628	10,600
Latin America	10,319	—	—	10,319
Equity-Linked Securities(1)
Emerging Asia	—	466	—	466
Preferred Stocks(1)
Emerging Asia	3,806	—	—	3,806
Latin America	796	—	—	796
Convertible Debentures(1)
Latin America	—	—	1	1
Repurchase Agreement	—	1,362	—	1,362
Total Investments	$61,397	$1,828	$701	$63,926
Global Equity
Common Stocks(1)
Americas	$172,984	$—	$—	$172,984
Emerging Markets	47,122	—	—	47,122
Europe	54,564	—	—	54,564
Pacific Basin	8,132	—	—	8,132

Preferred Stocks(1)
Europe	$5,445	$—	$—	$5,445
Repurchase Agreement	—	7,317	—	7,317
Total Investments	$288,247	$7,317	$—	$295,564
Global Opportunities
Common Stocks(1)
Americas	$723,954	$—	$—	$723,954
Emerging Markets	181,432	—	—	181,432
Europe	278,848	—	—	278,848
Pacific Basin	140,721	—	—	140,721
Repurchase Agreement	—	87,967	—	87,967
Total Investments	1,324,955	87,967	—	1,412,922
Foreign Currency Forward Contracts(2)	—	559	—	559
Total	$1,324,955	$88,526	$—	$1,413,481
Global Small Cap
Common Stocks(1)
Americas	$20,165	$—	$—	$20,165
Emerging Markets	33,935	—	1,214	35,149
Europe	73,091	—	—	73,091
Pacific Basin	9,752	—	—	9,752
Preferred Stocks(1)
Europe	1,456	—	—	1,456
Repurchase Agreement	—	5,353	—	5,353
Total Investments	$138,399	$5,353	$1,214	$144,966
Global Value
Common Stocks(1)
Americas	$947,103	$—	$—	$947,103
Emerging Markets	84,150	—	—	84,150
Europe	539,761	—	—	539,761
Pacific Basin	1,950	—	—	1,950
Preferred Stocks(1)
Emerging Markets	2,031	—	—	2,031
Repurchase Agreement	—	182,568	—	182,568
Total Investments	1,574,995	182,568	—	1,757,563
Foreign Currency Forward Contracts(2)	—	24	—	24
Total	$1,574,995	$182,592	$—	$1,757,587
High Income
Corporate Bonds(1)	$—	$484,977	$—	$484,977
Bank Loans(1)	—	194,762	—	194,762
Convertible Debentures(1)	—	12,195	—	12,195
Repurchase Agreement	—	44,618	—	44,618
Total Investments	$—	$736,552	$—	$736,552

International
Common Stocks(1)
Americas	$2,653,675	$—	$—	$2,653,675
Emerging Markets	3,179,737	—	689	3,180,426
Europe	10,520,234	—	—	10,520,234
Pacific Basin	2,626,968	—	—	2,626,968
Equity-Linked Securities(1)
Europe	—	193,694	—	193,694
Preferred Stocks(1)
Europe	635,604	—	—	635,604
Repurchase Agreement	—	298,900	—	298,900
Total Investments	$19,616,218	$492,594	$689	$20,109,501
International Small Cap
Common Stocks(1)
Americas	$19,337	$—	$—	$19,337
Emerging Markets	305,856	—	9,472	315,328
Europe	613,762	—	—	613,762
Pacific Basin	27,165	—	—	27,165
Preferred Stocks(1)
Europe	11,833	—	—	11,833
Repurchase Agreement	—	51,384	—	51,384
Total Investments	$977,953	$51,384	$9,472	$1,038,809
International Value
Common Stocks(1)
Americas	$1,652,106	$—	$—	$1,652,106
Emerging Markets	985,855	—	—	985,855
Europe	6,514,919	—	—	6,514,919
Pacific Basin	704,546	—	—	704,546
Preferred Stocks(1)
Emerging Markets	47,002	—	—	47,002
Repurchase Agreement	—	1,725,772	—	1,725,772
Total Investments	9,904,428	1,725,772	—	11,630,200
Foreign Currency Forward Contracts(2)	—	10,886	—	10,886
Total	$9,904,428	$1,736,658	$—	$11,641,086
Mid Cap
Common Stocks(1)	$9,293,192	$—	$—	$9,293,192
Repurchase Agreement	—	371,771	—	371,771
Total Investments	$9,293,192	$371,771	$—	$9,664,963

Mid Cap Value
Common Stocks(1)	$7,618,087	$—	$—	$7,618,087
Repurchase Agreement	—	731,432	—	731,432
Total Investments	$7,618,087	$731,432	$—	$8,349,519
Small Cap
Common Stocks(1)	$1,282,898	$—	$—	$1,282,898
Repurchase Agreement	—	57,148	—	57,148
Total Investments	$1,282,898	$57,148	$—	$1,340,046
Small Cap Value
Common Stocks(1)	$579,043	$—	$—	$579,043
Repurchase Agreement	—	55,840	—	55,840
Total Investments	$579,043	$55,840	$—	$634,883
Value
Common Stocks(1)	$1,037,984	$—	$—	$1,037,984
Preferred Stocks(1)	60,515	—	—	60,515
Repurchase Agreement	—	90,888	—	90,888
Total Investments	$1,098,499	$90,888	$—	$1,189,387

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2015, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. There were no transfers from Level 1 to Level 2 during the period. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of June 30, 2015 (in thousands):

Transfers from Level 2 to Level 1
Emerging Markets	$908
Global Opportunities	18,386

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2015	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stocks	$72	Discounts for illiquidity and uncertainty	Decrease
	628	Cumulative movement in active market proxy or peer security	Increase
Convertible Debentures	1	Last trade in inactive market	Increase
Global Small Cap Fund
Common Stocks	1,214	Cumulative movement in active market proxy or peer security	Increase
International Fund
Common Stocks	689	Relative value of spun off securities and cumulative movement in active market proxy or peer security	Increase
International Small Cap Fund
Common Stocks	9,472	Cumulative movement in active market proxy or peer security	Increase

As of June 30, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund	Global Small Cap Fund
Balance as of September 30, 2014	$93	$—
Transfers into Level 3	628	1,214
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2015	9,426	—
Purchases	—	—
Sales	(1,000)	—
Realized Gain/Loss	(8,446)	—
Transfers out of Level 3	—	—

Balance as of June 30, 2015	$701	$1,214

	Global Value Fund	International Fund
Balance as of September 30, 2014	$7,116	$—
Transfers into Level 3	—	—
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2015	1,667	4
Purchases	—	685
Sales	(5,454)	—
Realized Gain/Loss	(3,329)	—
Transfers out of Level 3	—	—

Balance as of June 30, 2015	$—	$689

	International Small Cap Fund	International Value Fund
Balance as of September 30, 2014	$—	$44,852
Transfers into Level 3	9,472	—
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2015	—	10,505
Purchases	—	—
Sales	—	(34,347)
Realized Gain/Loss	—	(21,010)
Transfers out of Level 3	—	—

Balance as of June 30, 2015	$9,472	$—

(E) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(F) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(G) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of June 30, 2015, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(H) Equity-linked participation certificates:

Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(I) When-Issued/Delayed Delivery Securities:

Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(J) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2015 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$14,161	$81	$(35)	$46
Emerging Markets	63,348	15,961	(15,383)	578
Global Equity	262,569	40,907	(7,912)	32,995
Global Opportunities	1,135,538	297,550	(20,166)	277,384
Global Small Cap	138,120	14,395	(7,549)	6,846
Global Value	1,554,977	265,451	(62,865)	202,586
High Income	750,927	23,711	(38,086)	(14,375)
International	16,713,202	3,641,765	(245,466)	3,396,299
International Small Cap	811,869	268,454	(41,514)	226,940
International Value	9,688,918	2,455,101	(513,819)	1,941,282
Mid Cap	6,779,037	2,958,260	(72,334)	2,885,926
Mid Cap Value	6,702,731	2,256,337	(609,549)	1,646,788
Small Cap	840,349	525,543	(25,846)	499,697
Small Cap Value	539,964	140,792	(45,873)	94,919
Value	1,093,865	191,260	(95,738)	95,522

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(K) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended June 30, 2015 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2015.

		As of 9/30/14					As of 6/30/15
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
	Global Equity
	China Oil & Gas Group Ltd.§	44,698,000	$73	$1,404	$(918)	$—	36,516,000	$3,439
	Ginko International Co., Ltd.†	602,000	2,026	710	(193)	—	725,000	9,129

	Total#		$2,099	$2,114	$(1,111)	$—		$9,129
	Global Opportunities
	IHS, Inc., Class A	496,795	$11,919	$4,347	$(500)	$—	558,881	$71,889

	Total#		$11,919	$4,347	$(500)	$—		$71,889
	Global Small Cap
	China Oil & Gas Group Ltd.§	39,460,000	$—	$1,944	$(891)	$—	26,080,000	$2,456
	Ginko International Co., Ltd.†	494,000	683	1,254	(733)	—	444,000	5,590
	Oldtown Bhd§	4,636,475	—	1,967	(961)	—	—	—

	Total#		$683	$5,165	$(2,585)	$—		$5,590
	Global Value
	Arch Capital Group Ltd.	958,157	$—	$5,581	$162	$—	865,452	$57,951
	ISS AS†	984,056	8,484	3,683	(169)	4,464	1,183,582	39,053
	Joy Global, Inc.†	—	20,171	316	(20)	100	493,186	17,853
	Serco Group plc†§	1,395,590	6,037	1,666	(247)	—	3,758,284	6,968

	Total#		$34,692	$11,246	$(274)	$4,564		$114,857
	International
	IHI Corp.§	81,032,963	$45,635	$105,280	$2,998	$1,514	67,955,422	$316,498
	NGK Insulators Ltd.§	17,247,482	41,161	127,665	28,842	1,562	13,484,861	347,630

	Total#		$86,796	$232,946	$31,840	$3,076		$—
	International Small Cap
	China Oil & Gas Group Ltd.§	261,120,000	$—	$7,751	$(4,187)	$—	215,860,000	$20,328
	Comet Holding AG†	35,808	4,532	948	(111)	418	40,085	33,356
	Ginko International Co., Ltd.†	3,349,000	11,379	2,827	(846)	—	4,140,000	52,128
	Oldtown Bhd§	20,419,525	—	8,916	(4,363)	—	—	—

	Total#		$15,911	$20,442	$(9,507)	$418		$85,484
	International Value
	Akastor ASA	14,415,446	$—	$868	$(656)	$—	14,072,602	$24,949
	Aker Solutions ASA†	14,415,446	24,040	2,383	(2,806)	2,260	17,389,284	97,587
	Alent plc	18,377,001	735	2,985	(391)	1,699	17,960,595	104,388
	Arch Capital Group Ltd.	6,031,602	19,262	7,401	910	—	6,225,338	416,849
	ISS AS†	6,841,635	53,900	7,753	(807)	5,135	8,567,470	282,685

Panalpina Welttransport Holding AG	1,722,398	28,297	622	459	4,960	1,946,689	245,692
Serco Group plc§†	13,333,597	110,548	25,877	(2,722)	—	49,869,689	92,462
Societe Television Francaise 1§†	9,831,366	10,853	152,477	24,727	9,575	1,954,012	33,700
Stanley Electric Co., Ltd.	9,993,200	1,679	17,080	1,660	1,127	9,306,804	194,067
Vesuvius plc	20,662,360	15,578	4,223	(399)	3,526	22,302,113	148,929

Total#		$264,892	$221,669	$19,975	$28,282		$1,515,146
Mid Cap
FLIR Systems, Inc.	2,753,836	$24,062	$9,221	$(573)	$1,036	3,188,093	$98,257
IHS, Inc., Class A	3,450,813	2,926	38,648	1,607	—	3,151,062	405,321

Total#		$26,988	$47,869	$1,034	$1,036		$503,578
Mid Cap Value
Arch Capital Group Ltd.	3,818,624	$—	$58,591	$34,081	$—	2,850,535	$190,872
Arrow Electronics, Inc.§	5,282,526	—	79,522	27,282	—	3,943,297	220,036
Avnet, Inc.§	6,940,710	20,078	72,820	14,957	2,963	5,742,084	236,057
Denbury Resources, Inc.†	13,918,877	43,450	31,574	(34,255)	3,008	14,496,977	92,201
FLIR Systems, Inc.	7,923,855	—	63,378	13,464	2,218	5,914,945	182,298
Hatteras Financial Corp.§	7,662,175	—	60,317	(29,089)	8,248	4,353,703	70,966
Joy Global, Inc.†	2,759,243	74,116	27,460	(6,302)	2,059	3,844,538	139,172
Kennametal, Inc.†	3,128,658	74,241	35,243	(8,223)	2,413	4,188,534	142,913
McDermott International, Inc.§	13,345,344	—	12,815	(25,622)	—	9,946,690	53,115
NeuStar, Inc.§	3,539,006	—	98,674	(70,574)	—	—	—

Total#		$211,885	$540,394	$(84,281)	$20,909		$747,456
Small Cap
Ultratech, Inc.§	440,409	$—	$8,551	$(5,281)	$—	—	$—

Total#		$—	$8,551	$(5,281)	$—		$—
Small Cap Value
Arrow Electronics, Inc.§	629,017	$—	$21,807	$15,560	$—	251,589	$14,038
Hatteras Financial Corp.§	1,215,213	—	16,080	(6,741)	886	337,720	5,505
Kennametal, Inc.†	—	14,057	5,645	(803)	107	221,524	7,558
McDermott International, Inc.§	549,697	—	1,033	(1,068)	—	269,689	1,440
Ultratech, Inc.§	1,328,650	—	14,655	5,426	—	531,436	9,864

Total#		$14,057	$59,220	$12,374	$993		$7,558
Value
Arch Capital Group Ltd.	476,794	$—	$5,596	$1,019	$—	383,666	$25,690
Avnet, Inc.§	988,293	9,539	10,809	440	535	1,000,307	41,123
Denbury Resources, Inc.†	3,025,951	28,277	8,203	(9,758)	896	4,459,357	28,361
Joy Global, Inc.†	—	34,298	1,069	(18)	146	855,343	30,964

Total#		$72,114	$25,677	$(8,317)	$1,577		$85,015

@	Net of foreign taxes withheld, if any.
#	Total value as of June 30, 2015 is presented for only those issuers that were affiliates as of June 30, 2015.
§	Issuer was no longer an affiliate as of June 30, 2015.
†	Issuer was not an affiliate as of September 30, 2014.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2015

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 27, 2015